As filed with the Securities and Exchange Commission on July 1, 2005

                                           Registration No. 333- ______________
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         |_| PRE-EFFECTIVE AMENDMENT NO.

                        |_| POST-EFFECTIVE AMENDMENT NO.

                                CNI CHARTER FUNDS
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                400 North Roxbury Drive, Beverly Hills, CA 90210
                ------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (800) 708-8881
                                 --------------
                         (Registrant's Telephone Number)

                             William J. Souza, Esq.
                             400 North Roxbury Drive
                         Beverly Hills, California 90210
                     (Name and Address of Agent for Service)

                                 with copies to:
                                 Michael Glazer
                     Paul, Hastings, Janofsky & Walker, LLP
                             515 South Flower Street
                          Los Angeles, California 90071

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing shall become effective on July 31, 2005, pursuant to Rule 488 under the Securities Act of 1933, as amended.

         No filing fee is due because the Registrant will be deemed to have registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940, upon the effective date of the Registrant's registration statement on Form N-1A.

                           AHA INVESTMENT FUNDS, INC.
                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 (312) 444-6200

Dear Shareholder:

         Enclosed is a combined proxy statement and prospectus seeking your approval of the proposed combination of your AHA Investment Fund into a newly formed fund that is part of CNI Charter Funds ("CNI"). This combination is being proposed, among other reasons, to reduce the annual operating expenses of the AHA Investment Funds. CNI, a multi-fund complex, has significantly more assets under management than the AHA Investment Funds. By sharing certain operating expenses across a larger pool of assets, it is anticipated that the new CNI funds will experience lower expense ratios than the existing AHA Investment Funds. Additionally, we are pleased to note that the service providers to the AHA Investment Funds, in particular the transfer agent, will remain the same.

         A Special Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (the "Funds") of AHA Investment Funds, Inc. (the "Company") has been scheduled for September 15, 2005 (the "Special Meeting") to vote on whether to approve a proposal to reorganize the Funds into corresponding, newly formed series (the "New Funds") of CNI. The names of the New Funds will be very similar to the names of the Funds, as follows:

Current Fund                            New Fund
------------                            --------
Limited Maturity Fixed Income Fund      AHA Limited Maturity Fixed Income Fund
Full Maturity Fixed Income Fund         AHA Full Maturity Fixed Income Fund
Balanced Fund                           AHA Balanced Fund
Diversified Equity Fund                 AHA Diversified Equity Fund
Socially Responsible Equity Fund        AHA Socially Responsible Equity Fund

         CCM Advisors, LLC is the investment manager for both the Funds and the New Funds. The New Funds were created to facilitate the proposed transaction, and each New Fund has the same investment objective, policies and risks as the corresponding Fund. After the reorganization, the assets of each New Fund will be invested in the same manner and, with the exception of the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, by the same portfolio managers as the assets of the corresponding Fund. Assuming approval of the proposal to reorganize the Funds into the corresponding New Funds, shareholders of each Fund will receive a number of shares of the corresponding New Fund of the same class and equal in dollar value to the Fund shares that the shareholder owned at the time of the reorganization. The reorganization will not have any federal or state tax consequences for the Funds, the New Funds or their shareholders. Enclosed is a Combined Proxy Statement and Prospectus designed to give you more information about the proposed reorganization.

         The Board of Directors of the Company has concluded that reorganizing the Funds into the New Funds would serve the best interests of the Funds and their shareholders. The Board of Directors recommends that you vote FOR the proposed reorganization after carefully reviewing the enclosed materials.

         Your vote is important. Please take a moment now to sign and return your proxy card in the enclosed postage paid return envelope. If we do not hear from you after a reasonable amount of time you may receive a telephone call from us, reminding you to vote your shares.

         Sincerely,

                      Timothy G. Solberg           Savitri P. Pai
                      Secretary                    Chief Legal Officer

                           AHA INVESTMENT FUNDS, INC.


                      NOTICE OF SPECIAL SHAREHOLDER MEETING
                        To Be Held on September 15, 2005

         A Special Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund series (each a "Fund" and collectively the "Funds") of AHA Investment Funds, Inc. (the "Company") will be held on September 15, 2005, at 10:00 a.m. Central Time, at 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The meeting will be held for the following purposes:

                  1. Reorganization of the Funds. For the shareholders of each Fund to consider and vote on a proposed reorganization of that Fund into a corresponding newly organized series of CNI Charter Funds and the subsequent dissolution of the Company.

                  2. Other Business. To consider and act upon such other business as may properly come before the meeting or any adjournments.

         The Board of Directors of the Company has unanimously approved the proposed reorganization. Please read the accompanying Combined Proxy Statement and Prospectus for a more complete discussion of the proposal.

         Shareholders of each Fund of record as of the close of business on July 18, 2005, are entitled to notice of, and to vote at, the special meeting or any adjournment thereof.

         You are invited to attend the special meeting. If you cannot do so, please complete and return in the enclosed postage paid return envelope the accompanying proxy, which is being solicited by the Board of Directors of the Company, as promptly as possible. This is important for the purpose of ensuring a quorum at the special meeting. You may revoke your proxy at any time before it is exercised by signing and submitting a revised proxy, by giving written notice of revocation to the Company at any time before the proxy is exercised, or by voting in person at the special meeting.

         By Order of the Board of Directors,

                                    Timothy G. Solberg
                                    Secretary

July __, 2005

                           AHA INVESTMENT FUNDS, INC.

                     COMBINED PROXY STATEMENT AND PROSPECTUS

         The Board of Directors of AHA Investment Funds, Inc. (the "Company") is soliciting the enclosed proxies in connection with a special meeting (the "Meeting") of shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (each a "Fund" and collectively the "Funds") of the Company.

         The Meeting will be held on September 15, 2005 at 10:00 a.m. Central Time at 190 South LaSalle Street, Suite 2800, Chicago, Illinois, 60603. The Meeting is being called to consider the proposed reorganization of the Funds into corresponding, newly organized series (the "New Funds") of CNI Charter Funds ("CNI") and the subsequent dissolution of the Company, and to transact such other business as may properly come before the meeting or any adjournments thereof. Shareholders of record of each Fund as of July 18, 2005 will be entitled to vote at the Meeting.

         The Company and CNI are both open-end management investment companies (referred to generally as "mutual funds"). The Company's offices are located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. CNI's offices are located at 400 North Roxbury Drive, Beverly Hills, California 90210.

         This Combined Proxy Statement and Prospectus (the "Proxy Statement") is furnished to the shareholders of each Fund on behalf of the Board of Directors of the Company in connection with the solicitation of voting instructions for the Meeting. It is being mailed to shareholders of each Fund on or about July 20, 2005. The prospectus for the New Funds (the "Prospectus") accompanies and is incorporated into this Proxy Statement. This Proxy Statement and the Prospectus set forth concisely the information about the proposed reorganization that Fund shareholders should know before voting on the proposed reorganization. You should retain them for future reference.

         Additional information is set forth in the Statement of Additional Information dated July __, 2005 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. The Statement of Additional Information is available upon request and without charge by calling 1-800-445-1341.

         The Company will furnish you, at your request and without charge, a copy of the most recent annual or semi-annual report for the Funds. You can request a copy by calling 1-800-445-1341 or by writing to the Company at the address above. As described herein, additional information about CNI has been filed with the Securities and Exchange Commission (the "Commission").

         The Securities and Exchange Commission has not approved or disapproved these securities or passed on the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Dated: July __, 2005.

                                TABLE OF CONTENTS

                                                                            Page


SUMMARY OF PROXY STATEMENT.....................................................1

AHA INVESTMENT FUNDS, INC. COMBINED PROXY
STATEMENT AND PROSPECTUS.......................................................2

PROPOSED REORGANIZATION.......................................................13

VOTING AND MEETING PROCEDURES.................................................22

GENERAL INFORMATION...........................................................27

LEGAL MATTERS.................................................................27

FINANCIAL STATEMENTS..........................................................27

INFORMATION FILED WITH THE SECURITIES
AND EXCHANGE COMMISSION.......................................................28

                           SUMMARY OF PROXY STATEMENT

Proposed Reorganization

         The Board of Directors of the Company (the "Board") called the Meeting to allow shareholders to consider and vote on the proposed reorganization of the Funds into the corresponding New Funds. The Board met on March 22, 2005 and May 17, 2005 to discuss the proposal, and on May 17, 2005 the Board (including a majority of the independent directors, meaning those directors who are not "interested persons" of the Company as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")), approved the reorganization, subject to the approval of each Fund's shareholders. The Funds and their operational share classes, and the corresponding New Funds and share classes, are listed below:

Current Fund                               Proposed New Fund
------------                               -----------------

Limited Maturity Fixed                     AHA Limited Maturity Fixed
Income Fund                                Income Fund
(Class A and Class I)                      (Class A and Class I)

Full Maturity Fixed                        AHA Full Maturity Fixed
Income Fund                                Income Fund
(Class A and Class I)                      (Class A and Class I)

Balanced Fund                              AHA Balanced Fund
(Class I)                                  (Class I)

Diversified Equity Fund                    AHA Diversified Equity Fund
(Class A and Class I)                      (Class A and Class I)

Socially Responsible Equity Fund           AHA Socially Responsible Equity Fund
(Class I)                                  (Class I)

         The New Funds will be advised and operated in substantially the same manner as the existing Funds. CCM Advisors, LLC (the "Investment Manager") serves as the investment manager of the existing Funds and the New Funds. The Investment Manager is responsible for the evaluation, selection and monitoring of one or more sub-advisors for each Fund. The Investment Manager will have identical responsibilities with respect to the New Funds. The sub-advisors and their respective investment professionals who currently manage the investment portfolios of the Funds will, with the exception of the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, manage the investment portfolios of the New Funds.

         The Board believes that the proposed reorganization is in the best interests of each Fund and its shareholders, and that the interests of existing shareholders of the Funds will not be diluted as a result of the proposed reorganization. The Board believes that the proposed reorganization may reduce the annual operating expenses currently paid by the Funds' shareholders. In addition, CNI may offer greater distribution capabilities for the New Funds, which may lead to a larger base for asset management. The reorganization will have no material federal income tax consequences to you, the Funds or the New Funds.

Comparison of Investment Objectives and Policies

         The investment objective and policies of each New Fund are identical to those of the corresponding existing Fund. The Funds and the corresponding New Funds each seek to achieve their investment objectives by using the strategies set forth in the following table:

Existing Fund /                       Investment Objective and Strategy
--------------                        ---------------------------------
New Fund
--------

Limited Maturity Fixed Income         The Fund seeks to provide a high level of
Fund/AHA Limited Maturity             current income, consistent with the
Fixed Income Fund                     preservation of capital and liquidity.

                                      The Fund seeks to have a diversified
                                      portfolio at least 80% of which consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These securities, include mortgage backed or asset backed instruments issued by the U.S. Government or government-sponsored agencies whose maturity and duration are consistent with a limited-term strategy, and money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"). In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. Government.

                                      The Fund's sub-advisor actively manages
                                      the average duration of the portfolio and determines which securities to purchase or sell in accordance with its individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The average duration of the portfolio typically will be less than three years, and in no event will exceed five years. There is no limit on the maturities of individual securities.

Full Maturity Fixed Income            The Fund seeks to provide a high level of
Fund/AHA Full Maturity                current income, consistent with the
Fixed Income Fund                     preservation of capital.

                                      The Fund seeks to have a diversified
                                      portfolio at least 80% of which consists of fixed income securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These securities, include mortgage backed or asset backed instruments issued by the U.S. Government or government-sponsored agencies whose maturity and duration are consistent with a longer-term strategy, and money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of either Moody's or S&P. The Fund may also invest up to 20% of its total assets in securities with a minimum credit rating from Moody's or S&P of Baa or BBB or which, if not rated, are determined by the Fund's sub-advisor to be of comparable quality. In certain cases, securities issued by government-sponsored agencies may not be guaranteed or insured by the U.S. Government.

Existing Fund /                       Investment Objective and Strategy
--------------                        ---------------------------------
New Fund
--------

                                      The Fund's sub-advisor actively manages
                                      the average duration of the portfolio and determine which securities to purchase or sell in accordance with its individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. Although there is no limit on the maturities of individual securities, the maturity of the securities held by the Fund is generally between five and eleven years.

Balanced Fund/AHA Balanced            The Fund seeks to provide a combination of
Fund                                  growth of capital and income.

                                      The Fund seeks to have a diversified
                                      portfolio consisting of common stocks and fixed income securities. Under normal circumstances, up to 75% of the Fund's net assets will be invested in common stocks that the sub-advisors responsible for managing the equity portion of the Fund believe offer long-term growth and/or income potential. At least 25% of the Fund's net assets will be invested in fixed income securities, some of which may be convertible into common stocks. The Fund's fixed income investments may include securities either issued or guaranteed by the U.S. Government or its agencies or instrumentalities, non-convertible fixed income securities of other issuers with a minimum credit rating from Moody's or S&P of Baa or BBB, and money market instruments. The Fund's sub-advisor responsible for managing the fixed income portion of the Fund pursues the Fund's goal in a way that seeks to reduce the magnitude and rapidity of short term movements in the net asset value of the Fund's shares.

                                      The Fund's fixed income sub-advisor
                                      actively manages the average duration of the fixed income portion of the Fund and determines which securities to purchase or sell in accordance with its individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. There is no limit on the maturities of individual fixed income securities in which the Fund may invest.

                                      The equity portion of the Fund typically emphasizes securities that a sub-advisor believes have one or more of the following characteristics:

                                            o   a price significantly below the
                                                intrinsic value of the issuer;

                                            o   favorable prospects for earnings
                                                growth;

                                            o   above average return on equity
                                                and dividend yield; or

                                            o   sound overall financial
                                                condition of the issuer.

                                      There is no limit on the market
                                      capitalization of issuers of equity
                                      securities in which the Fund may invest.
                                      The Fund's equity sub-advisors may buy and sell securities in the Fund frequently, which may result in higher transaction costs and produce capital gains and losses. The sub-advisors may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

Existing Fund /                       Investment Objective and Strategy
--------------                        ---------------------------------
New Fund
--------

Diversified Equity Fund/AHA          The Fund seeks to provide long-term
Diversified Equity Fund              capital growth.

                                      The Fund seeks to have a diversified
                                      portfolio consisting of common stocks.
                                      Under normal circumstances, at least 80% of the Fund's net assets are invested in common stocks of U.S. companies that are diversified among various industries and market sectors. There is no limit on the market capitalization of issuers of securities in which the Fund invests. The Fund may also invest up to 20% of its net assets in fixed income securities, including money market instruments having one of the three highest ratings of either Moody's or S&P.

                                      The Fund typically emphasizes equity
                                      securities that a sub-advisor believes
                                      have one or more of the following
                                      characteristics:

                                            o   a price significantly below the
                                                intrinsic value of the issuer;

                                            o   favorable prospects for earnings
                                                growth;

                                            o   above average return on equity
                                                and dividend yield; or

                                            o   sound overall financial
                                                condition of the issuer.

                                      The Fund's sub-advisors may buy and sell securities in the Fund frequently, which may result in higher transaction costs and produce capital gains and losses. The Fund's sub-advisors may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified. The Fund may invest substantially all of its assets in common stocks.

Socially Responsible Equity           The Fund seeks to provide long-term
Fund/AHA Socially Responsible         capital growth.
Equity Fund
                                      Under normal circumstances, the Fund
                                      invests at least 80% of its net assets,
                                      plus any borrowings for investment
                                      purposes, in common stocks of U.S. issuers that meet certain socially responsible criteria. The Fund invests in securities that have market capitalizations greater than $1 billion at the time of purchase.

                                      In selecting investments, the Fund's
                                      sub-advisor considers social criteria such as an issuer's community relations, corporate governance, diversity, employee relations, environmental impact and sustainability, human rights, and product safety. Using both quantitative and qualitative data, the Fund's sub-advisor also evaluates an issuer's involvement in specific revenue-generating activities to determine whether the issuer's involvement was meaningful or simply incidental with respect to that activity.

Existing Fund /                       Investment Objective and Strategy
--------------                        ---------------------------------
New Fund
--------

                                      The Fund's sub-advisor applies vigorous
                                      valuation screens that identify issuers
                                      for further in-depth fundamental analysis for potential inclusion in the Fund. The investment strategy typically will emphasize securities that the sub-advisor believes have one or more of the following characteristics:

                                            o   a price significantly below the
                                                intrinsic value of the issuer;

                                            o   below average price to sales and
                                                price to cash flow ratios; or

                                            o   sound overall financial
                                                condition of the issuer.

                                      The Fund's sub-advisor may determine to
                                      sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

                                      The Fund does not invest in an issuer that derives more than 5% of its total revenue from tobacco, alcohol, gambling, abortion or weaponry (whether sold to consumers or the military), or that is involved in nuclear power. Because information on an issuer's involvement in these activities may not be publicly available, it is possible that the Fund's holdings may include an issuer that does not meet its criteria for socially responsible investing. When the Fund's sub-advisor discovers that a holding does not meet its criteria for socially responsible investing, the sub-advisor will divest that holding as soon as reasonably practicable.

Comparison of Investment Risks

         Investment in the New Funds will be subject to identical risks as investment in the corresponding existing Funds, as follows:


Existing Fund /                       Investment Objective and Strategy
--------------                        ---------------------------------
New Fund
--------

Limited Maturity Fixed Income         o  Market Risks of Fixed Income Securities
Fund/AHA Limited Maturity                - The prices of fixed income securities
Fixed Income Fund                        respond to economic developments,
                                         particularly interest rate changes, as
                                         well as to perceptions about the
                                         creditworthiness of individual issuers,
                                         including governments. Generally, fixed
                                         income securities will decrease in
                                         value if interest rates rise and
                                         increase in value if interest rates
                                         fall, with lower rated securities more
                                         volatile than higher rated securities.
                                         The average duration of these
                                         securities affects risk as well, with
                                         longer term securities generally more
                                         volatile than shorter term securities.
                                         The Fund is not a money market fund.

Existing Fund /                       Investment Risks
--------------                        ----------------
New Fund
--------

                                      o  Issuer Risks - Changes in the financial
                                         condition of issuers may adversely
                                         affect the value of the Fund's
                                         securities. Economic or political
                                         changes may adversely affect the
                                         ability of issuers to repay principal
                                         and to make interest payments on
                                         securities owned by the Fund. Changes
                                         in the financial condition of issuers
                                         may also adversely affect the value of
                                         the Fund's securities.

                                      o  Government-Sponsored Entities Risks -
                                         Although the Fund invests in securities
                                         issued by government-sponsored
                                         entities, such as mortgage-related
                                         securities, those securities may not be
                                         guaranteed or insured by the U.S.
                                         Government and may only be supported by
                                         the credit of the issuing agency. For
                                         example, the Federal National Mortgage
                                         Association guarantees full and timely
                                         payment of all interest and principal
                                         of its pass-through securities, and the
                                         Federal Home Loan Mortgage Corporation
                                         guarantees timely payment of interest
                                         and ultimate collection of principal of
                                         its pass-through securities, but such
                                         securities are not backed by the full
                                         faith and credit of the U.S.
                                         Government. The principal and interest
                                         on Government National Mortgage
                                         Association ("GNMA") pass-through
                                         securities are guaranteed by GNMA and
                                         backed by the full faith and credit of
                                         the U.S. Government. In order to meet
                                         its obligations under a guarantee, GNMA
                                         is authorized to borrow from the U.S.
                                         Treasury with no limitations as to
                                         amount.

Full Maturity Fixed Income            o  Market Risks of Fixed Income Securities
Fund/AHA Full Maturity                   - As described above.
Fixed Income Fund
                                      o  Issuer Risks - As described above.

                                      o  Government-Sponsored Entities Risks
                                         - A described above.

Balanced Fund/AHA                     o  Market Risks of Fixed Income Securities
Balanced Fund                            - As described above.

                                      o  Market Risks of Equity Securities - By
                                         investing in stocks, the Fund may be
                                         exposed to a sudden decline in a
                                         holding's share price or an overall
                                         decline in the stock market. In
                                         addition, as with any fund invested
                                         principally in stocks, the value of an
                                         investment in the Fund will fluctuate
                                         on a day-to-day and a cyclical basis
                                         with movements in the stock market. In
                                         addition, individual companies may
                                         report poor results or be negatively
                                         affected by industry wide and/or
                                         economic trends or developments.

                                      o  Issuer Risks - As described above.

                                      o  Government-Sponsored Entities Risks -
                                         As described above.

Diversified Equity Fund/AHA           o  Market Risks of Equity Securities - As
Diversified Equity Fund                  described above.

                                      o  Issuer Risks - As described above.

Existing Fund /                       Investment Risks
--------------                        ----------------
New Fund
--------

Socially Responsible Equity           o  Market Risks of Equity Securities -
Fund/AHA Socially Responsible            As described above.
Equity Fund
                                      o  Issuer Risks - As described above.

Comparison of Shareholder Rights

         The following discusses the material differences in the rights of shareholders of the Funds and the rights of shareholders of the New Funds.

         Governing Law. The Funds are separate series of the Company, which is organized as a Maryland corporation. The New Funds are separate series of CNI, which is organized as a Delaware statutory trust. The Company's operations are governed by its Articles of Incorporation, bylaws, and applicable Maryland law. CNI's operations are governed by its Declaration of Trust, By-Laws, and applicable Delaware law. The Company's Articles of Incorporation authorize the issuance of a certain number of shares, which may be increased or decreased by the Company's Board of Directors without shareholder approval, and the New Funds are authorized to issue an unlimited number of shares. Both the Company and CNI are registered open-end management investment companies with multiple portfolios, and are subject to the 1940 Act and to the rules and regulations of the Commission under the 1940 Act.

         Shareholder Liability. The Company is a Maryland corporation. Under Maryland law, a shareholder of a corporation generally has no personal liability for the acts or obligations of a corporation. Under Delaware law, shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts.

         Classes. Each of the Funds is a separate series of stock of the Company, while each of the New Funds is a separate series of shares of beneficial interest of CNI. Both the Funds and the New Funds may issue more than one class of shares. Currently, the Company has authorized separate classes (Class A, Institutional Servicing Class and Class I) for each of the Funds. Each Fund, other than the Balanced Fund and the Socially Responsible Equity Fund, currently has Class A shares and Class I shares outstanding. The Balanced Fund and the Socially Responsible Equity Fund only have Class I shares outstanding. CNI has authorized Class A and Class I shares of beneficial interest for each New Fund. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.

         Voting. On each matter submitted to a vote of the shareholders of CNI or the Company, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of each series or class generally vote together, except when required under federal securities laws or Maryland General Corporation Law to vote separately on matters that only affect a particular series, such as the amendment of a series' fundamental investment policies (as to which only the shares of that series vote), or a particular class, such as the approval of a distribution plan for a particular class (as to which only the shares of that class vote). Under the bylaws of the Company, a majority of the shares of a Fund constitutes a quorum to transact business at a shareholders' meeting, while under the Declaration of Trust of CNI, 33

 1/3% of the shares of a New Fund constitutes a quorum, except in each case as otherwise required by the 1940 Act.

Comparison of Purchase and Redemption Procedures

         The New Funds will have substantially the same purchase and redemption procedures as the existing Funds. The Funds and the New Funds have different policies regarding the minimum initial investment necessary to open a new account and to make subsequent investments. Each Fund requires a minimum initial investment of $1,000 for Class A shares, and $100,000 for Class I shares. The minimum initial investment in the New Funds will remain at $1,000 for Class A shares, but will be increased to $1,000,000 for Class I shares.

         As is the case for the existing Funds, the distributor for the New Funds will not charge any fees or sales charges on investments or reinvestments in shares of the New Funds.

         Shareholders of each New Fund will be able to exchange their shares for shares of the same class of the other New Funds. Shareholders of each Fund currently are able to exchange their shares for shares of the same class of the other Funds.

Comparison of Fees and Expenses

         The types of fees and expenses of the New Funds will be the same as the Funds. The Investment Manager will receive an advisory fee from the New Fund for serving as its investment manager. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. The following chart shows the annual investment advisory fees paid by each New Fund to the Investment Manager:

             AHA Limited Maturity Fixed Income Fund               0.50%
             AHA Full Maturity Fixed Income Fund                  0.50%
             AHA Balanced Fund                                    0.75%
             AHA Diversified Equity Fund                          0.75%
             AHA Socially Responsible Equity Fund                 0.75%

         The Investment Manager has agreed to limit its fees or reimburse each New Fund for investment advisory fees and other expenses to the extent necessary to keep the New Fund's total annual operating expenses from exceeding a specified percentage of its average daily net assets, as indicated in the tables below. Except for the AHA Limited Maturity Fixed Income Fund, the AHA Diversified Equity Fund and the AHA Balanced Fund, which will have lower expense limits than the existing Funds, these expense limits are the same as the current expense limits for the Funds.

         The following tables show the estimated fees for each of the Funds for the year ended June 30, 2005 (as restated to reflect current fees) and for each New Fund based on estimates of the New Fund's fees for the fiscal year ending September 30, 2006 (including non-recurring expenses):


                                                             Existing Fund                New Fund
                                                       -------------------------- -------------------------

                                                         Class A      Class I       Class A      Class I
AHA Limited Maturity Fixed Income Fund                   Shares       Shares        Shares       Shares
                                                       ------------ ------------- ------------ ------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
------------------------------------------------
 Management Fee(1)..............................          0.50%         0.50%         0.50%       0.50%
 Distribution (12b-1) Fees......................          0.25%         None          0.25%       None
 Other Expenses.................................          0.25%         0.25%         0.26%       0.26%
                                                          -----         -----         -----       -----
 Total Annual Fund Operating Expenses(2)........          1.00%         0.75%         1.01%       0.76%
----------------------------
(1)  The Management Fee is an annual fee, payable out of the Fund's net assets.
(2)  For a one year period beginning on September 30, 2005, the Investment
     Manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class A and Class I Total
     Annual Fund Operating Expenses at or below 1.00% and 0.75%, respectively.
     Any fee reductions or reimbursements may be repaid to the Investment
     Manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

                                                             Existing Fund                New Fund
                                                       -------------------------- -------------------------

                                                         Class A      Class I       Class A      Class I
AHA Full Maturity Fixed Income Fund                      Shares       Shares        Shares       Shares
                                                       ------------ ------------- ------------ ------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
------------------------------------------------
 Management Fee(1)..............................          0.50%         0.50%         0.50%       0.50%
 Distribution (12b-1) Fees......................          0.25%         None          0.25%       None
 Other Expenses.................................          0.30%         0.30%         0.26%       0.26%
                                                          -----         -----         -----       -----
 Total Annual Fund Operating Expenses(2)........          1.05%         0.80%         1.01%       0.76%
----------------------------
(1)  The Management Fee is an annual fee, payable out of the Fund's net assets.
(2)  The Investment Manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class A and Class I Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25% and 1.00%, respectively. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

AHA Balanced Fund
(Class I Shares)                                  Existing Fund       New Fund
                                                --------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
----------------------------------------------
 Management Fee(1)............................       0.75%              0.75%
 Distribution (12b-1) Fees....................       None               None
 Other Expenses...............................       0.25%              0.25%
                                                     -----              -----
 Total Annual Fund Operating Expenses(2)......       1.00%              1.00%
----------------------------
(1)  The Management Fee is an annual fee, payable out of the Fund's net assets.
(2) The Investment Manager has contractually agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses at or below 1.00%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.


                                                             Existing Fund                New Fund
                                                       -------------------------- -------------------------

                                                         Class A      Class I       Class A      Class I
AHA Diversified Equity Fund                              Shares       Shares        Shares       Shares
                                                       ------------ ------------- ------------ ------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
------------------------------------------------
 Management Fee(1)..............................          0.75%         0.75%         0.75%       0.75%
 Distribution (12b-1) Fees......................          0.25%         None          0.25%       None
 Other Expenses.................................          0.26%         0.26%         0.26%       0.26%
                                                          -----         -----         -----       -----
 Total Annual Fund Operating Expenses(2)........          1.26%         1.01%         1.26%       1.01%
----------------------------
(1)  The Management Fee is an annual fee, payable out of the Fund's net assets.
(2)  For a one year period beginning on September 30, 2005, the Investment
     Manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class A and Class I Total
     Annual Fund Operating Expenses at or below 1.26% and 1.01%, respectively.
     Any fee reductions or reimbursements may be repaid to the Investment
     Manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.


AHA Socially Responsible Equity Fund
(Class I Shares)                                  Existing Fund       New Fund
                                              ----------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

---------------------------------------------
 Management Fee(1)...........................        0.75%              0.75%
 Distribution (12b-1) Fees...................        None               None
 Other Expenses(2)...........................        0.29%              0.26%
                                                     -----              -----

 Total Annual Fund Operating Expenses(3).....        1.04%              1.01%
----------------------------
(1) The "Management Fee" is an annual fee, payable out of the Fund's net assets.
(2) Since the Socially Responsible Equity Fund commenced operations on January 1, 2005, the Other Expenses for the Fund, and thus the Total Annual Fund Operating Expenses, are estimates and may be higher or lower than shown above.
(3) The Investment Manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep the Class I Total Annual Fund Operating Expenses for the current fiscal year at or below 1.25%. Any fee reductions or reimbursements may be repaid to the Investment Manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

         The examples set forth below are intended to help you compare the cost of investing in the Funds with the cost of investing in the New Funds. The examples assume that you invest $10,000 in the specified New Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each New Fund are those shown in the tables above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


AHA Limited Maturity Fixed Income Fund        One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class A Shares..........................        $103            $322             $558            $1,236
Class I Shares......................            $78             $243             $422             $942

Limited Maturity Fixed Income Fund            One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class A Shares..........................        $102            $318             $552            $1,225
Class I Shares......................            $77             $240             $417             $930
---------------------------------------------------------------------------------------------------------

AHA Full Maturity Fixed Income Fund           One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class A Shares......................            $127            $397             $686            $1,511
Class I Shares......................            $102            $318             $552            $1,225

Full Maturity Fixed Income Fund               One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class A Shares......................            $107            $334             $579            $1,283
Class I Shares......................            $82             $255             $444             $990
---------------------------------------------------------------------------------------------------------

AHA Balanced Fund                             One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class I Shares......................            $102            $318             $552            $1,225

Balanced Fund                                 One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------

                                      -12-




Class I Shares......................            $110            $343             $595            $1,317
---------------------------------------------------------------------------------------------------------

AHA Diversified Equity Fund                   One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class A Shares......................            $128            $400             $692            $1,523
Class I Shares......................            $103            $322             $558            $1,236

Diversified Equity Fund                       One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class A Shares......................            $128            $400             $692            $1,523
Class I Shares......................            $103            $322             $558            $1,236
---------------------------------------------------------------------------------------------------------

AHA Socially Responsible Equity Fund          One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class I Shares......................            $103            $322             $558            $1,236

Socially Responsible Equity Fund              One Year       Three Years      Five Years       Ten Years
                                              --------       -----------      ----------       ---------
Class I Shares......................            $106            $331             $574            $1,271
---------------------------------------------------------------------------------------------------------


                             PROPOSED REORGANIZATION

         The Board of Directors of the Company has approved a plan to reorganize the Funds into the New Funds. To proceed, we need the approval of the shareholders of the Funds. The following pages outline the important details of the proposed reorganization.

Why Do We Want to Reorganize the Fund?

         Operating the Funds is relatively expensive in light of the current and anticipated sizes of the Funds. The Board has determined that reorganizing the Funds into the New Funds could reduce the annual operating expenses currently expensed by the Fund. The Board anticipates that these operating expenses can be reduced because the New Funds will be able to share certain operating expenses (such as counsel, directors and insurance expenses) across the larger pool of assets of the various funds comprising CNI (as of May 31, 2005, the assets of the Funds aggregated approximately $300 million and the assets of CNI were approximately $4 billion). Further, the Board believes that, because the Funds and the New Funds share the same administrator and the New Funds will have the same Investment Manager and, except for the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, the same sub-advisors as the Funds, the transition to operating as a series of CNI should not have any material impact on the Funds' shareholders. Finally, the Board believes that CNI may offer greater distribution capabilities for the New Funds than currently exists for the Funds, which may lead to a larger and more stable base for asset management.

         After considering the matter on several occasions, the Board of Directors determined that reorganization of the Funds into the New Funds, as separate series of CNI, would be in the best interests of the shareholders of the Funds. On May 17, 2005, the Board, including a majority of the Directors who are not "interested persons" of the Company (as defined in the 1940 Act), voted to approve the reorganization and to recommend its approval to the shareholders of the Funds. In reaching its decision, the Board considered the following factors to be of greatest importance: (1) each New Fund will have the same investment objective, strategies and policies as the corresponding existing Fund; (2) the same personnel who manage the Funds on behalf of the Investment Manager and, except for the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, the same sub-advisors will continue to manage the New Funds after the reorganization; (3) CNI is an existing investment company in operation since 1994 and has established Trustees, management and service providers; and (4) a resulting increase in assets of a Fund could provide benefits to shareholders through economies of scale resulting in lower expense ratios for the New Funds.

         In approving the proposed reorganization, the Board of Directors of the Company and the Board of Trustees of CNI specifically determined, as required by the 1940 Act, that the proposed reorganization is in the best interest of the Funds, the New Funds, and their respective shareholders, and that the interests of the shareholders of the Funds will not be diluted as a result of the reorganization.

How Will We Accomplish the Reorganization?

         The Board of Directors of the Company has approved an Agreement and Plan of Reorganization between the Company (on behalf of the existing Funds) and CNI (on behalf of the New Funds) (the "Reorganization Agreement"). The Reorganization Agreement spells out the terms and conditions of the reorganization. A copy of the Reorganization Agreement is attached to this Proxy Statement and Prospectus as Exhibit A.

         Pursuant to the Reorganization Agreement, if the shareholders of the Funds approve the reorganization, the reorganization essentially will involve the following steps, which will occur more or less simultaneously:

         o First, each Fund will transfer all of its assets and liabilities to the corresponding New Fund.

         o Second, in exchange for the assets transferred to a New Fund, the existing Fund will receive shares of beneficial interest of the New Fund having a total value equal to the value of the assets the existing Fund transferred to the New Fund (net of any liabilities).

         o Third, each Fund will distribute the shares of the corresponding New Fund which it receives to its shareholders and the Company will dissolve.

         o Fourth, each New Fund will open an account for each shareholder of the corresponding, dissolving Fund, and will credit the shareholder with shares of the New Fund of the same class and having the same total value as the existing Fund shares that he or she owned on the date of the reorganization. Share certificates will not be issued.

         The shareholders of the Funds are not entitled to any preemptive or dissenters' rights. The Funds will pay the expenses of the reorganization.

         If the reorganization is approved by the Funds' shareholders, it will take place as soon as feasible. Management of the Company believes this should be accomplished by September 30, 2005. However, at any time before the reorganization the Board of Directors of the Company or the Board of Trustees of CNI may decide that it is not in the best interest of its respective shareholders to go forward.

         If the shareholders of any Fund do not approve the reorganization, or the reorganization is not completed for any other reason, the Company will continue its current form of operation until the Board of Directors of the Company determines what further action, if any, to recommend to the shareholders.

Are There Material Differences Between the Funds and the New Funds?

         Except as indicated below, there are no material differences between the existing Funds and the corresponding New Funds.

         The Board of Trustees and Officers Will Change

         The business of the Company is managed under the direction of an eight-member Board of Directors. They are identified and their backgrounds are described in the Company's Statement of Additional Information on file with the Commission. The business of CNI is managed under the direction of a four-member Board of Trustees, each of whom is independent (i.e., not an "interested person" of CNI as that term is defined in the 1940 Act). The Board of Trustees of CNI is comprised of different individuals than the Board of Directors of the Company. The members of CNI's Board of Trustees are as follows:


         Name, Address and Age                                  Principal Occupation(s)
                                                                  During Past 5 Years

Irwin G. Barnet, Esq.*                        Attorney and partner, Reed Smith LLP, a law firm (January,
Reed Smith LLP                                2003-present); attorney and principal, Crosby, Heafey, Roach
1901 Avenue of the Stars, #700                & May P.C., a law firm (September 2000-December 2002 );
Los Angeles, California  90067                attorney and principal, Sanders, Barnet, Goldman, Simons &
Age: 66                                       Mosk, a law firm (prior to September 2000).

Victor Meschures                              Certified Public Accountant, Meschures, Campeas, Thompson,
Meschures, Campeas, Thompson,                 Snyder and Pariser, LLP, an accounting firm (1964-present).
Snyder and and Pariser, LLP
760 North La Cienega Boulevard
Los Angeles, California  90069
Age: 66

                                      -15-




William R. Sweet                              Retired; Executive Vice President, Union Bank of California
81 Mt. Tiburon Road                           (1985-1996).
Tiburon, California  94920
Age: 67

James Wolford**                               Chief Financial Officer, Bixby Land Company, a real estate
CNI Charter Funds                             company (September 2004-present); Regional Financial
400 North Roxbury Drive                       Officer, AIMCO, a real estate investment trust (January
Beverly Hills, California 90210               2004- September 2004); Chief Financial Officer, DBM Group,
Age: 50                                       a direct mail marketing company (August 2001- January
                                              2004); Senior Vice President and Chief Operating Officer,
                                              Forecast Commercial Real Estate Service, Inc. (January
                                              2000- August 2001); Senior Vice President and Chief
                                              Financial Officer, Bixby Ranch Company, (1985- January
                                              2000).


         * This Trustee's firm renders certain legal services to City National Bank ("CNB") and City National Corporation ("CNC") (the parent company of CNB), and its predecessor did so in 2002 and 2001. Total fees in 2004, 2003, and 2002 were approximately $70,100, $179,800, and $106,000, respectively. In February 2004 and February 2005, the other independent Trustees determined that Mr. Barnet should continue to be classified as a "disinterested person" of the Trust, as defined in the 1940 Act, because of his limited participation in such services, which did not involve the Trust, and because of his minimal interest in such fees.


         ** Bixby Land Company (the "Company"), of which Mr. Wolford is the Chief Financial Officer, currently has a $20 million revolving line of credit with CNB at an interest rate of 0.75% less than the prime rate, which expires in June 2005. The Company's outstanding balance was $9.5 million, as of December 31, 2004. The Company also has two notes outstanding to CNB in an aggregate amount of $8.13 million in connection with the purchase of a 151-acre parcel of land. The loans have interest rates ranging from 0.75% less than the prime rate to the prime rate and mature in August 2005. The Company entered into each of these loan agreements prior to Mr. Wolford's current employment by the Company.

         The Quorum for Shareholder Meetings Will Change

         The Declaration of Trust of CNI provides that 33 1/3% of the shares of any New Fund constitutes a quorum at shareholder meetings of such New Fund, while the By-Laws of the Company provide that a majority of the shares of a Fund constitutes a quorum at shareholder meetings of such Fund, except in each case as otherwise required by the 1940 Act. This means that the affirmative vote of a smaller percentage of shareholders is needed to approve certain matters that may be submitted to a vote of shareholders of CNI.

         Some Share Purchase and Redemption Procedures Will Change

         As is the case for the existing Funds, the distributor for the New Funds does not charge any fees or sales charges on investments or reinvestments in shares of the New Funds. The New Funds will have substantially the same purchase and redemption procedures as the existing Funds, although the Funds and the New Funds have different policies regarding the minimum initial investment necessary to open a new account and to make subsequent investments. Each Fund requires a minimum initial investment of $1,000 for Class A shares, and $100,000 for Class I shares. The minimum initial investment in the New Funds will remain at $1,000 for Class A shares, but will be increased to $1,000,000 for Class I shares.

         Some Investment Sub-Advisors Will Change

         Except for the AHA Limited Maturity Fixed Income Fund and the AHA Full Maturity Fixed Income Fund, the sub-advisors and the investment professionals who currently manage the investment portfolios of the Funds will manage the investment portfolios of the New Funds.

         The Board of Trustees of CNI has approved the retention of City National Asset Management, Inc. ("CNAM"), 400 North Roxbury Drive, Beverly Hills, California 90210, to manage a portion of the AHA Limited Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization. CNAM is an affiliate of the Investment Manager. The balance of the AHA Limited Maturity Fixed Income Fund's investment portfolio will continue to be managed by the Limited Maturity Fixed Income Fund's existing sub-advisors.

         Western Asset Management Company ("Western"), 117 East Colorado Boulevard, Pasadena, California 91105, currently manages a portion of the Full Maturity Fixed Income Fund's investment portfolio. Western has notified the Full Maturity Fixed Income Fund that it will cease to act as a sub-advisor to the fund effective September 30, 2005 because the fund is not large enough to satisfy Western's minimum advisory fee requirements. The Investment Manager is actively searching for a sub-advisor to manage a portion of the AHA Full Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization. The balance of the AHA Full Maturity Fixed Income Fund's investment portfolio will continue to be managed by the Full Maturity Fixed Income Fund's other existing sub-advisor.

         In accordance with an exemptive order obtained by CNI from the Commission, the Investment Manager may from time to time with the approval of CNI's Board of Trustees hire a sub-adviser without soliciting shareholder approval, except for any sub-advisor that is an affiliated person (as defined in the 1940 Act) of CNI or City National Bank.

         Some Service Providers Will Change

         Almost all of the service providers to the Funds will also provide services to the New Funds. However, some service providers will change. Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, serves as the independent registered public accounting firm of the Funds. KPMG LLP, 355 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm of the New Funds.

What Aspects of the Funds Will Not Change as a Result of the Reorganization?

         The Investment Objective, Policies and Risks Will Not Change

         The investment objective of each Fund is identical to the investment objective of the corresponding New Fund. The investment policies, restrictions and risks of each New Fund will also be identical to the corresponding existing Fund.

         You should review the current prospectuses of the Funds dated April 8, 2005 and April 28, 2005 and review the accompanying prospectus of the New Funds dated July __, 2005 for additional information.

         The Investment Manager Will Stay the Same

         CCM Advisors, LLC, 190 South LaSalle Street, Chicago, Illinois 60603, is the investment manager of the Funds and will serve as investment manager of the New Funds after the reorganization. The Investment Manager is responsible for the evaluation, selection and monitoring of each Fund's sub-advisors, and will have identical responsibilities with respect to the New Funds.

         Most of the Investment Sub-Advisors Will Stay the Same

         Most of the sub-advisors and the investment professionals who currently manage the investment portfolios of the Funds will manage the investment portfolios of the New Funds.

         o The Patterson Capital Corporation, 2029 Century Park East #2950, Los Angeles, California 90067, manages the Limited Maturity Fixed Income Fund and, upon the closing of the reorganization, will manage a portion of the AHA Limited Maturity Fixed Income Fund. As discussed above, the Board of Trustees of CNI has approved the retention of CNAM to manage a portion of the AHA Limited Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization.

         o Robert W. Baird & Company ("Baird"), 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202, and Western manage the Full Maturity Fixed Income Fund. Upon the closing of the reorganization, Baird will manage at least a portion of the AHA Full Maturity Fixed Income Fund. As discussed above, Western has notified the Full Maturity Fixed Income Fund that it will cease to act as a sub-advisor to the fund effective September 30, 2005 because the fund is not large enough to satisfy Western's minimum advisory fee requirements. The Investment Manager is actively searching for a sub-advisor to manage a portion of the AHA Full Maturity Fixed Income Fund's investment portfolio commencing upon the closing of the reorganization.

         o Cambiar Investors, LLC ("Cambiar"), 2401 East Second Avenue, Suite 400, Denver, Colorado 80206, Freeman Associates Investment Management LLC ("Freeman"), 16236 San Dieguito Road, Suite 220, P.O. Box 9210, Rancho Santa Fe, California 92067, and Baird manage the Balanced Fund and, upon the closing of the reorganization, will manage the AHA Balanced Fund.

         o Cambiar and Freeman manage the Diversified Equity Fund and, upon the closing of the reorganization, will manage the AHA Diversified Equity Fund.

         o SKBA Capital Management, LLC ("SKBA"), 44 Montgomery Street, San Francisco, California 94104, manages the Socially Responsible Equity Fund and, upon the closing of the reorganization, will manage the AHA Socially Responsible Equity Fund.

         CNAM and SKBA are affiliates of the Investment Manager, and their appointment as sub-advisors to any of the New Funds requires shareholder approval. An unaffiliated third party will serve as the initial shareholder of the AHA Limited Maturity Fixed Income Fund and the AHA Socially Responsible Equity Fund, and will approve the sub-advisory agreements with CNAM and SKBA, respectively, immediately prior to the effective date of the reorganization if the reorganization is approved by the shareholders of the Funds. After such vote by the initial shareholder, and if the reorganization is approved by the shareholders of the Funds, CNAM and SKBA will serve as sub-advisors of the AHA Limited Maturity Fixed Income Fund and the AHA Socially Responsible Equity Fund, respectively.

         Most Other Fund Service Providers Will Stay the Same

         SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as administrator of the Funds and the New Funds.

         Wachovia Bank, N.A., 530 Walnut Street, Philadelphia, Pennsylvania 19101, serves as the custodian of the Funds and the New Funds.

         Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101, serves as the transfer agent of the Funds and the New Funds.

         SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the distributor of the Funds and the New Funds.

         The Total Value of Your Fund Shares Will Not Be Affected

         On the day of the reorganization, you will receive shares of the corresponding New Fund of the same class and having the same total value as your shares of the Fund. The number of New Fund shares you receive, and their per share price, will also be the same as your shares of the corresponding Fund.

         The Reorganization Will Have No Material Federal Income Tax
Consequences

         When the reorganization takes place, the Company and CNI will receive an opinion of counsel that the reorganization will qualify as a "reorganization" within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"), with each Fund and each New Fund being a "party to a reorganization" within the meaning of Section 368(b) of the Code. As a result, the reorganization will be tax-free for federal income tax purposes for each Fund, each New Fund and their respective shareholders. Following the reorganization, the adjusted federal tax basis of your New Fund shares will be the same as the adjusted basis of your Fund shares before the reorganization.

         The Company and CNI have not sought, and will not seek, a private ruling from the Internal Revenue Service ("IRS") with respect to the federal income tax consequences of the reorganization. The opinion of counsel with respect to the federal income tax consequences of the reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own tax advisers concerning the potential tax consequences of the reorganization to them, including any applicable foreign, state or local income tax consequences.

         The New Funds Will Pay Dividends on the Same Schedule as the Funds

         As is the case for the Fund, all dividends, if any, paid by the New Fund will be reinvested in shares of the New Fund unless you request otherwise in writing. If you have such a request on file for the Fund, it will be applied to your New Fund shares.

         The Funds' Form of Organization and Governing Law Will Change

         CNI is a statutory trust organized in Delaware. The Company is a corporation organized in Maryland. The operations of the New Funds, like those of the existing Funds, are subject to the provisions of the 1940 Act and to the rules and regulations of the Commission.

         CNI is authorized to issue an unlimited number of shares of beneficial interest with respect to the New Funds. The Company's Articles of Incorporation authorize the issuance of a certain number of shares, which may be increased or decreased by the Company's Board of Directors without shareholder approval. The shares of each series and class of both CNI and the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of its Board of Directors or Board of Trustees, as applicable, can elect all of the directors or trustees if they choose to do so. On each matter submitted to a vote of the shareholders of CNI or the Company, a shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held). Shares of all series and classes of both CNI and the Company vote together as a single class except when otherwise required by law, when only the interest of a particular class is affected, or as otherwise determined by the Board of Directors or Board of Trustees, as applicable.

         The rights of the shareholders under the charter documents of the Company and CNI are substantially similar. However, a majority of the members of the Board of Directors of the Company must vote to approve matters before the Board of Directors whereas the Board of Trustees of CNI may act by vote of a majority of a quorum. The Declaration of Trust of CNI provides that 33 1/3% of the shares of the New Fund constitutes a quorum at shareholder meetings, while the By-Laws of the Company provide that a majority of the shares of a Fund constitutes a quorum for a shareholder meeting of the Company.

How Will the Capitalization of the New Funds Compare with the corresponding Existing Funds?

         The following table sets forth as of May 31, 2005: (i) the capitalization of each existing Fund, and (ii) the pro forma capitalization of each New Fund, as adjusted to give effect to the proposed reorganization.


                                         Current Fund (Class)                   New Fund (Class)
                                  ------------------------------------ ------------------------------------
                                     Limited Maturity Fixed                    AHA Limited Maturity Fixed
                                          Income Fund                                 Income Fund
                                        (Class A Shares)                            (Class A Shares)

Aggregate Net Assets                      $1,066,683.97                               $1,066,683.97
Shares Outstanding                          100,439.469                                 100,439.469



Net Asset Value Per Share                        $10.62                                      $10.62


                                     Limited Maturity Fixed                    AHA Limited Maturity Fixed
                                          Income Fund                                 IncomeFund
                                       (Class I Shares)                            (Class I Shares)

Aggregate Net Assets                    $133,494,285.62                             $133,494,285.62
Shares Outstanding                       12,575,927.296                              12,575,927.296
Net Asset Value Per Share                        $10.62                                      $10.62


                                       Full Maturity Fixed                       AHA Full Maturity Fixed
                                           Income Fund                                 Income Fund
                                        (Class A Shares)                            (Class A Shares)

Aggregate Net Assets                        $132,805.61                                 $132,805.61
Shares Outstanding                           12,670.513                                  12,670.513
Net Asset Value Per Share                        $10.48                                      $10.48


                                       Full Maturity Fixed                       AHA Full Maturity Fixed
                                           Income Fund                                 Income Fund
                                        (Class I Shares)                            (Class I Shares)

Aggregate Net Assets                     $31,704,364.00                              $31,704,364.00
Shares Outstanding                        3,025,909.170                               3,025,909.170
Net Asset Value Per Share                        $10.48                                      $10.48


                                         Balanced Fund                              AHA Balanced Fund
                                        (Class I Shares)                            (Class I Shares)

Aggregate Net Assets                     $17,971,595.81                              $17,971,595.81
Shares Outstanding                        1,879,826.835                               1,879,826.835
Net Asset Value Per Share                         $9.56                                       $9.56


                                    Diversified Equity Fund                   AHA Diversified Equity Fund
                                        (Class A Shares)                            (Class A Shares)

Aggregate Net Assets                      $8,603,834.21                               $8,603,834.21
Shares Outstanding                          517,074.180                                 517,074.180
Net Asset Value Per Share                        $16.64                                      $16.64


                                    Diversified Equity Fund                   AHA Diversified Equity Fund
                                        (Class I Shares)                            (Class I Shares)

Aggregate Net Assets                     $81,151,619.91                              $81,151,619.91
Shares Outstanding                        4,887,848.679                               4,887,848.679
Net Asset Value Per Share                        $16.60                                      $16.60


                                      Socially Responsible                     AHA Socially Responsible
                                           Equity Fund                                Equity Fund
                                         (Class I Shares)                           (Class I Shares)

Aggregate Net Assets                     $20,304,851.72                              $20,304,851.72
Shares Outstanding                        2,107,151.309                               2,107,151.309
Net Asset Value Per Share                         $9.64                                       $9.64


                          VOTING AND MEETING PROCEDURES

How to Vote

         This proxy is being solicited by the Board of Directors of the Company. You can vote by mail or in person at the Meeting.

         To vote by mail, sign and send us the enclosed Proxy voting card in the postage paid return envelope provided. If you vote by Proxy, you can revoke your Proxy by notifying the Secretary of the Company in writing, or by returning a Proxy with a later date. You also can revoke a Proxy by voting in person at the Meeting. Even if you plan to attend the Meeting and vote in person, please return the enclosed Proxy card. This will help us ensure that an adequate number of shares are present at the Meeting.

            THE BOARD OF DIRECTORS OF THE COMPANY RECOMMENDS THAT YOU
                    VOTE "FOR" THE PROPOSED REORGANIZATION.

Proxy Solicitation

         In addition to the solicitation of proxies by mail, officers and employees of the Company and the Investment Manager, without additional compensation, may solicit proxies in person or by telephone. The Investment Manager will reimburse banks, brokerage houses and other custodians, nominees and fiduciaries for the costs of forwarding soliciting materials to beneficial owners of shares entitled to vote at the Meeting.

Quorum Requirements

         The presence in person or by proxy of a majority of the outstanding shares of a Fund entitled to vote will constitute a quorum for the Meeting. If a quorum is not present, sufficient votes are not received by the date of the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, a person named as proxy may propose one or more adjournments from time to time to permit further solicitation of proxies. Each Fund will count all shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the person entitled to vote, and the broker or nominee does not have discretionary voting power on the matter) as shares that are present and entitled to vote for purposes of determining a quorum. A majority of shares represented at the meeting can adjourn the meeting. The persons named as proxies will vote in favor of adjournment those shares which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

Vote Required

         Each Fund will be reorganized only if the reorganization is approved by a majority of its outstanding voting securities. Each Fund will count the total number of votes cast "for" approval of the reorganization to determine whether sufficient affirmative votes have been cast. Assuming the presence of a quorum, abstentions and broker non-votes have the effect of a negative vote. None of the Funds will be reorganized unless the reorganization is approved by the shareholders of each Fund.

Shareholders Entitled to Vote

         Shareholders of the Funds at the close of business on July 18, 2005 will be entitled to be present and vote at the Meeting. Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held. As of that date, the following numbers of shares were outstanding for each Fund:

Fund                                   Shares Outstanding and Entitled to Vote
----                                   ---------------------------------------
Limited Maturity Fixed Income Fund
Full Maturity Fixed Income Fund
Balanced Fund
Diversified Equity Fund
Socially Responsible Equity Fund

         As of March 31, 2005, Baptist Health Care Corporation ("Baptist") may be deemed to control the Balanced Fund and the Full Maturity Fixed Income Fund by virtue of owning more than 25% of the outstanding shares of such Funds. Baptist owned of record and beneficially owned directly 95.7% and 34.3% of the outstanding shares of the Balanced Fund and the Full Maturity Fixed Income Fund, respectively. As of March 31, 2005, BNY Western Trust Company ("BNY") may be deemed to control the Limited Maturity Fixed Income Fund by virtue of owning more than 25% of the Fund's outstanding shares. BNY owned of record and beneficially owned directly 25.7% of the outstanding shares of the Limited Maturity Fixed Income Fund. These control relationships will continue to exist until such time as each of the above-described share ownerships represents 25% or less of the outstanding shares of the respective Funds. Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.

         The following table shows, to the knowledge of management of the Company and CNI, the percentage of the total shares of each Fund own of record at the close of business of March 31, 2005 by persons owning of record more than 5% of the outstanding shares of such Fund.


                       Limited Maturity Fixed Income Fund


                                                                                Percentage of Total
Shareholder                                              Class                   Outstanding Shares
-----------                                              ------                  ------------------
BNY Western Trust Company                                  I                           25.7%
700 S Flower St., Suite 500
Los Angeles, CA 90017-4107
                                                           I                           17.9%
Sherman Hospital
934 Center St.
Elgin, IL 60120-2198
                                                           I                            9.8%
Lewistown Hospital
400 Highland Avenue
Lewiston, PA 17044-1167
                                                           I                            8.5%
Vail Valley Medical Center
PO Box 40000
Vail, CO 81658-7520
                                                           I                            7.4%
Sharp Healthcare
8695 Spectrum Center Blvd.
San Diego, CA 92123-1489
                                                           A                           90.6%
National Financial Services LLC
1 World Financial Center
200 Liberty Street
New York, NY 10281-1003

Convergent Capital Management LLC                          A                            9.4%
190 S LaSalle Street, Suite 2800
Chicago, IL 60603-3416

                         Full Maturity Fixed Income Fund
                                                                                Percentage of Total
Shareholder                                              Class                   Outstanding Shares
-----------                                              ------                  ------------------
Baptist Health Care Corporation                            I                           34.3%
1000 W Moreno St.
P.O. Box 17500
Pensacola, FL 32522-7500

Lewistown Hospital                                         I                           15.4%
400 Highland Avenue
Lewistown, PA 17044-1167

Dearborn County Hospital                                   I                           15.0%
600 Wilson Creek Rd.
Lawrenceburg, IN 47025-2751

                                      -24-




Vail Valley Medical Center                                 I                           10.6%
P.O. Box 40000
Vail, CO  81658-7520

Banctrust Co Tr                                            I                            7.9%
PO Box 469
Brewton, AL  36427-0469

Wabash County Hospital                                     I                            5.8%
710 N East St.
Wabash, IN 46992-1924

City National Bank                                         A                            100%
PO Box 60520
Los Angles, CA  90060-0520

                                                 Balanced Fund
                                                                                Percentage of Total
Shareholder                                              Class                   Outstanding Shares
-----------                                              ------                  ------------------

Baptist Health Care Corporation                            I                           95.7%
1000 W Moreno St.
P.O. Box 17500 Pensacola, FL 32522-7500

                                            Diversified Equity Fund
                                                                                Percentage of Total
Shareholder                                              Class                   Outstanding Shares
-----------                                              ------                  ------------------
Grande Ronde Hospital & Endowment                          I                           13.9%
900 Sunset Dr.
La Grande, OR  97850-1362

Baptist Health Care Corporation                            I                           13.5%
1000 W Moreno Street
Pensacola, FL  32522-7500

Lewistown Hospital                                         I                           10.2%
400 Highland Ave
Lewistown, PA  17044

Dearborn County Hospital                                   I                            7.5%
600 Wilson Creek Rd.
Lawrenceburg, IN  47025-2751

Banctrust Co Tr                                            I                            5.8%
P.O. Box 469
Brewton AL  36427

                                      -25-




Jupiter & Co                                               I                            5.4%
c/o Investors Bank & Trust
200 Clarendon St # 090
Boston MA  02116-5021

The Saratoga Hospital                                      I                            5.1%
211 Church St.
Saratoga Springs, NY 12866-1046

Shirley Lindsay Trust                                      A                           12.4%
P.O. Box 7127
Indian Lk Est, FL  33855-7127

Institutional Portfolio Services                           A                            8.0%
324 Sheridan Rd.
Kenilworth, IL  60043-1219

Lehman Brothers                                            A                            6.7%
70 Hudson Street, Floor 7
Jersey City, NJ 07302-6599

National Financial Services LLC                            A                            6.4%
1 World Financial Center
200 Liberty Street
New York, NY  10281-1003

B P Pai Trust                                              A                            6.2%
324 Sheridan Rd.
Kenilworth, IL  60043-1219

Frank Lindsay Trust                                        A                            5.2%
PO Box 92956
Chicago, IL  60675

Citigroup Global Markets, Inc.                             A                            5.2%
333 W 34th Street
New York, NY 10001-2402

                                         Socially Responsible Equity Fund
                                                                                Percentage of Total
Shareholder                                              Class                   Outstanding Shares
-----------                                              ------                  ------------------
Investors Bank & Trust Co.                                 I                           99.5%
4 Manhanttanville Road
Purchase, NY  10577-2139


         The Directors and officers of the Company as a group owned beneficially less than 1% of each Fund's outstanding shares as of March 31, 2005.

                               GENERAL INFORMATION

         The persons named in the accompanying Proxy will vote in each case as directed in the Proxy, but in the absence of any direction, they intend to vote FOR the proposed reorganization and may vote in their discretion with respect to other matters that may be presented to the Meeting.

Other Matters to Come Before the Meeting

         Management of the Company does not know of any matters to be presented at the Meeting other than those described in this Proxy Statement. If other business should properly come before the Meeting, the Proxy holders will vote on them in accordance with their best judgment.

Shareholder Proposals

         The Meeting is a special meeting of shareholders of the Funds. The Company is not required, nor does it intend, to hold regular annual meetings of the Funds' shareholders. If such a meeting is called, any shareholder who wishes to submit a proposal for consideration at the meeting should submit the proposal promptly to the Secretary of the Company. Any proposal to be considered for submission to shareholders must comply with applicable federal and state laws.

                                  LEGAL MATTERS

         Certain legal matters concerning CNI and its participation in the reorganization, the issuance of shares of the New Funds in connection with the reorganization and the tax consequences of the reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, California 90071. Certain legal matters concerning the Company and its participation in the reorganization will be passed upon by Bell, Boyd & Lloyd LLC, 70 West Madison Street, Suite 3100, Chicago, Illinois 60602.

                              FINANCIAL STATEMENTS

         The annual financial statements and financial highlights of the Funds for the period ended June 30, 2004 have been audited by Ernst & Young LLP, independent registered public accountants, to the extent indicated in their reports thereon, and have been incorporated by reference into the Statement of Additional Information to this Proxy Statement and Prospectus in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing. KPMG LLP will act as independent registered public accountants of the New Funds.

                           INFORMATION FILED WITH THE
                       SECURITIES AND EXCHANGE COMMISSION

         This Combined Proxy Statement and Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and annual reports which CNI and the Company have filed with the Securities and Exchange Commission pursuant to the requirements of the Securities Act of 1933 and the 1940 Act, to which reference is hereby made. The Commission file number for CNI's registration statement containing the current Prospectus and Statement of Additional Information for the New Funds is Registration No. 811-07923. Such Prospectus and Statement of Additional Information are incorporated herein by reference. The Commission file number for the Company's registration statement containing the current Prospectuses and Statement of Additional Information for the Funds is Registration No. 811-05534. Such Prospectuses and Statement of Additional Information are also incorporated herein by reference.

         CNI and the Company are subject to the informational requirements of the Securities and Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the Commission. These documents can be inspected and copied at the public reference facilities maintained by the Commission in Washington, D.C., at 100 F Street, N.E., Washington, D.C. 20549 (for hours of operation call 1-202-942-8090). You may retrieve text-only copies at no charge from the "EDGAR" database on the Commission's website at http://www.sec.gov. You also may get copies for a fee by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102, or by e-mail to the Commission at publicinfo@sec.com.

         PLEASE SIGN AND RETURN THE ENCLOSED PROXY PROMPTLY TO ASSURE A QUORUM AT THE MEETING.

                                    Timothy G. Solberg
                                    Secretary

                                CNI CHARTER FUNDS
                             400 North Roxbury Drive
                             Beverly Hills, CA 90210

                       STATEMENT OF ADDITIONAL INFORMATION

                                  _______, 2005

         This Statement of Additional Information (the "SAI") is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated ______, 2005 ("Prospectus"), for the Annual Meeting of Shareholders of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund, and Socially Responsible Equity Fund series (the "Funds") of AHA Investment Funds, Inc., a Maryland corporation, to be held on September 15, 2005. Copies of the Prospectus may be obtained at no charge by calling the Funds at 1 (800) 445-1341.

         This SAI, relating specifically to the proposed reorganization of the Funds into the newly established AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, and AHA Socially Responsible Equity Fund series (the "New Funds") of CNI Charter Funds (the "Trust"), a Delaware statutory trust, consists of this cover page and the following described documents, each of which is incorporated by reference herein:

         1. The Statement of Additional Information of the New Funds dated July __, 2005;

         2. The Annual Report to Shareholders of the Trust for the period ended September 30, 2004;

         3. The Semi-Annual Report to Shareholders of the Trust for the period ended March 31, 2005; and

         4. The Semi-Annual Report to Shareholders of the Funds for the period ended December 31, 2004.

         Pro forma financial statements are not included since the Funds are being reorganized into the New Funds, which do not have material assets or liabilities.

                                     PART C


                                OTHER INFORMATION


Item 15  Indemnification

         Please see Article VI of the Registrant's By-Laws, previously filed as an Exhibit. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

               "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

         Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to Sections 4 and 5 of Article VI of said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in either subsection (a) or (b) of Section 6 of said Article VI.

Item 16  Exhibits

(1)    Agreement and Declaration of Trust.

       (1) Form of Agreement and Declaration of Trust.(A)

       (2) Form of Amendment to the Agreement and Declaration of Trust.(B)

       (3) Certificate of Amendment to the Certificate of Trust.(B)

(2)    By-Laws:

       (1) By-Laws dated October 25, 1996.(A)

       (2) Amendment to the By-Laws of the Trust.(B)

(3)    Not Applicable.

(4)    Agreement and Plan of Reorganization - filed herewith as Exhibit (a).

(5)    Not Applicable.

(6)    Investment Management Agreements:

       (1) Form of Investment Management Agreement with City National Asset Management, Inc.(B)

       (2) Schedule to Investment Management Agreement with City National Asset Management, Inc.(C)

       (3) Form of Investment Management Agreement with CCM Advisors, LLC.(I)

       (4) Form of Expense Limitation Agreement with CCM Advisors, LLC.(I)

       (5) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Credit Suisse Asset Management, LLC with respect to High Yield Bond Fund.(I)

       (6) Investment Sub-Advisory Agreement between City National Asset Management, Inc. and Reed, Conner & Birdwell, LLC with respect to RCB Small Cap Value Fund.(I)

       (7) Form of Investment Manager Agreement between CCM Advisors, LLC and Cambiar Investors, LLC with respect to AHA Balanced Fund.(I)

       (8) Form of Investment Manager Agreement between CCM Advisors, LLC and Cambiar Investors LLC with respect to AHA Diversified Equity Fund.(I)

       (9) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Balanced Fund.(I)

       (10) Form of Investment Manager Agreement between CCM Advisors, LLC and Freeman Associates Investment Management LLC with respect to AHA Diversified Equity Fund.(I)

       (11) Form of Investment Manager Agreement between CCM Advisors, LLC and SKBA Capital Management, LLC with respect to AHA Socially Responsible Equity Fund.(I)

       (12) Form of Investment Manager Agreement between CCM Advisors, LLC and Patterson Capital Corporation with respect to AHA Limited Maturity Fixed Income Fund.(I)

       (13) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Full Maturity Fixed Income Fund.(I)

       (14) Form of Investment Manager Agreement between CCM Advisors, LLC and Robert W. Baird & Co. Incorporated with respect to AHA Balanced Fund.(I)

       (15) Form of Investment Manager Agreement between CCM Advisors, LLC and City National Asset Management, Inc. with respect to AHA Limited Maturity Fixed Income Fund.(I)

(7)    Form of Distribution Agreement.(B)

(8)    Not Applicable.

(9)    Form of Custody Agreement.(B)

       (1) Form of Supplement to Custody Agreement.(C)

       (2) Form of Amendment to Custody Agreement.(H).

(10)   Distribution Plans.

       (1) Form of Rule 12b-1 Plan.(I).

       (2) Form of Share Marketing Agreement.(B)

       (3) Amended and Restated Multiple Class Plan.(I)

(11)   Legal Counsel's Consent.(H)

       (1) Legal Counsel's Opinion.(F)

       (2) Legal Counsel's Opinion.(D)

       (3) Legal Counsel's Opinion.(E)

       (4) Form of Legal Counsel's Opinion.(I)

(12)   Form of Tax Opinion and Consent of Counsel - filed herewith as
       Exhibit. (b)

(13)   Other Material Contracts:

       (1)  Form of Administrative Services Agreement.(B)

                   (i) Schedule to Administrative Services Agreement.(D)

                   (ii) Form of Supplement to Administrative Services
                        Agreement.(C)

                   (iii) Form of Amendment to Administrative Services
                         Agreement.(H)

       (2)  Form of Transfer Agent Agreement.(B)

                   (i) Schedule to Transfer Agent Agreement.(I)

                   (ii) Form of Supplement to Transfer Agent Agreement.(C)

                   (iii) Form of Amendment to Transfer Agency Agreement.(G)

                   (iv) Form of Amendment to Transfer Agency Agreement.(H)

                   (iv) Form of Sub-Transfer Agent Agreement.(I)

       (3)  Form of Shareholder Services Agreement.(E)

(14)   Other Opinions - Independent Auditors' Consent.

       (1) KPMG, LLP.(H)

       (2)  Tait, Weller & Baker.(H)

       (3)  Ernst & Young, LLP.(I)

(15)   Not Applicable.

(16)   Powers of Attorney - filed herewith as Exhibit (c).

(17)   Form of Proxy Card - filed herewith as Exhibit (d).

-------------------------------

(A) Previously filed as an exhibit to Registrant's Registration Statement on Form N-1A (333-16093) on November 14, 1996 and incorporated herein by reference.

(B) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 8 (333-16093) on May 3, 1999 and incorporated herein by reference.

(C) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 21 (333-16093) on January 28, 2003 and incorporated herein by reference.

(D) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 18 (333-16093) on August 3, 2001 and incorporated herein by reference.

(E) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 19 (333-16093) on October 1, 2001 and incorporated herein by reference.

(F) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 13 (333-16093) on February 28, 2000 and incorporated herein by reference.

(G) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 22 (333-16093) on January 28, 2004 and incorporated herein by reference.

(H) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 24 (333-16093) on January 28, 2005 and incorporated herein by reference.

(I) Previously filed as an exhibit to Registrant's Post-Effective Amendment No. 26 (333-16093) on May 13, 2005 and incorporated herein by reference.


Item 17      Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of Beverly Hills, and State of California on the 1st day of July, 2005.

                                    CNI CHARTER FUNDS



                                    By: /s/ Vernon C. Kozlen
                                        --------------------
                                        Vernon C. Kozlen
                                        President, Chief Executive Officer



         As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

        Signatures                Title                              Date
        ----------                -----                              ----

/s/ Vernon C. Kozlen          President &                        July 1, 2005
--------------------          Chief Executive Officer
Vernon C. Kozlen

/s/ Eric Kleinschmidt         Controller &                       July 1, 2005
---------------------         Chief Operating Officer
Eric Kleinschmidt

/s/ Irwin G. Barnet*          Trustee                            July 1, 2005
--------------------
Irwin G. Barnet

/s/ Victor Meschures*         Trustee                            July 1, 2005
--------------------
Victor Meschures

/s/ William R. Sweet*         Trustee                            July 1, 2005
---------------------
William R. Sweet

/s/ James R. Wolford*         Trustee                            July 1, 2005
---------------------
James R. Wolford

/s/ Vernon C. Kozlen
--------------------
*By:  Vernon C. Kozlen,
Attorney-in-Fact pursuant
to Powers of Attorney

                                                                     Exhibit (a)

                      AGREEMENT AND PLAN OF REORGANIZATION


          This AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is entered into as of ________, 2005 by and between CNI Charter Funds, a Delaware statutory trust (the "CNI Trust"), on behalf of its various series listed in
Section 1 hereof (the "CNI Funds"), and AHA Investment Funds, Inc., a Maryland corporation (the "AHA Company"), on behalf of its various series listed in
Section 1 hereof (the "AHA Funds").

          WHEREAS, the parties are each open-end investment companies of the management type;

          WHEREAS, the parties hereto desire to enter into a plan of reorganization (the "Plan") pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), which will consist, among other things, of the transfer of all of the assets of each AHA Fund to the corresponding CNI Fund in exchange for shares of beneficial interest ("shares") of the CNI Fund and the assumption by each CNI Fund of all of the liabilities of the corresponding AHA Fund;

          WHEREAS, the Board of Directors of the AHA Company, including a majority of the directors who are not "interested persons" of the AHA Company, as defined in the Investment Company Act of 1940, as amended (the "Act"), has determined that the Plan is in the best interests of the shareholders of each of the AHA Funds and that their interests would not be diluted as a result of the transactions contemplated thereby; and

          WHEREAS, the Board of Trustees of the CNI Trust, including a majority of the trustees who are not "interested persons" of the CNI Trust, as defined in the Act, has determined that the Plan is in the best interests of each of the CNI Funds, each of which is a newly created series of the CNI Trust formed for the specific purpose of entering into the Plan and has no outstanding shares;

          NOW, THEREFORE, in consideration of the mutual agreements herein contained, the parties hereto agree as follows:

          1. Plan of Reorganization. The parties hereto hereby adopt this Agreement and Plan of Reorganization pursuant to Section 368(a)(1) of the Code. The reorganization will be comprised of the acquisition by each CNI Fund of all of the assets of the corresponding AHA Fund in exchange for shares of the CNI Fund and the assumption by the CNI Fund of all liabilities (which shall include all of the AHA Fund's liabilities, debts, obligations (including indemnification obligations), and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date (as hereinafter defined), and whether or not specifically referred to in this Agreement) of the AHA Fund, followed by the distribution of such shares of the CNI Fund to the shareholders of the AHA Fund in exchange for their corresponding shares of the AHA Fund, all upon and subject to the terms of this Agreement hereinafter set forth. Each shareholder of a specific class of shares in any AHA Fund (including Class A, Class I and Institutional Servicing Class shares) will receive shares in the same class of the corresponding CNI Fund. All references herein to the shares of a corresponding CNI Fund or AHA Fund shall be deemed to refer to the corresponding series and class of shares of such fund.

          The "AHA Funds" means the following series of the AHA Company: AHA Limited Maturity

                                            Agreement and Plan of Reorganization
                                                                    Page 2 of 12


Fixed Income Fund series, AHA Full Maturity Fixed Income Fund series, AHA Balanced Fund series, AHA Diversified Equity Fund series, AHA International Core Equity Fund series, AHA Socially Responsible Equity Fund series and AHA U.S. Government Money Market Fund series. The "CNI Funds" means the following series of the CNI Trust: AHA Limited Maturity Fixed Income Fund series, AHA Full Maturity Fixed Income Fund series, AHA Balanced Fund series, AHA Diversified Equity Fund series, AHA International Core Equity Fund series, AHA Socially Responsible Equity Fund series and AHA U.S. Government Money Market Fund series.

          The share transfer books of each AHA Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by the AHA Funds. Redemption requests received from a shareholder of any AHA Fund after that date shall be treated as requests for the redemption of the shares of the corresponding CNI Fund to be distributed to the shareholder as provided in Section 5 hereof. The AHA Company covenants and agrees to liquidate and dissolve as soon as reasonably practicable after the Closing Date to the extent required under the laws of the State of Maryland, and, upon Closing (as hereinafter defined), to cause the cancellation of its outstanding shares.

          2. Deliveries on Closing Date. On the Closing Date, all of the assets of each AHA Fund on that date shall be delivered as provided in Section 7 to the corresponding CNI Fund, in exchange for and against delivery to the AHA Fund on the Closing Date of a number of shares of the corresponding CNI Fund having an aggregate net asset value equal to the value of the net assets of the AHA Fund so transferred and delivered.

          3. Determination of Number of Shares. The number of shares of each CNI Fund to be issued to the corresponding AHA Fund shall be determined as of the close of business of the New York Stock Exchange on the Valuation Date, based on valuations performed in accordance with the regular practices of the CNI Fund and the corresponding AHA Fund as disclosed in their respective prospectuses.

          4. Closing. The closing of the reorganization as contemplated by this Agreement (the "Closing") shall be held at 10:00 a.m. on September 30, 2005 at the offices of Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, 25th Floor, Los Angeles, California 90071, or at such other time and/or place as the parties may mutually agree or as provided below (the "Closing Date"). The business day preceding the Closing Date is herein referred to as the "Valuation Date." In the event that on the Valuation Date either party has, pursuant to the Act, or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefor, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement.

          5. Distribution of Shares. In conjunction with the Closing, the AHA Company shall distribute on a pro rata basis to the shareholders of the AHA Funds as of the Valuation Date the shares of the corresponding CNI Fund received by the AHA Fund on the Closing Date in exchange for the assets of the AHA Fund, in complete liquidation of the AHA Fund. For the purpose of the distribution by each AHA Fund of shares of the corresponding CNI Fund to the AHA Fund's shareholders, the CNI Trust will promptly cause its transfer agent to: (a) credit an appropriate number of shares of each CNI Fund on the books of the CNI Fund to each shareholder of the corresponding AHA Fund in accordance with a list (a "Shareholder List") of the AHA Fund shareholders received from the AHA Company; and (b) confirm an appropriate number of shares of the CNI Fund to each shareholder of the AHA Fund. No certificates evidencing CNI Fund shares shall be issued.

                                            Agreement and Plan of Reorganization
                                                                    Page 3 of 12


         The Shareholder List for each AHA Fund shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of the AHA Fund, indicating his or her share balance and the class of shares held. The AHA Company agrees to supply, or to cause the AHA Company's transfer agent to supply, the Shareholder List to the CNI Trust not later than the Closing Date. Shareholders of the AHA Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization. After the Closing Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of the CNI Fund which they received.

          6. Compliance with Investment Policies. After the Closing, each CNI Fund will be in compliance with all of its investment policies and restrictions. At the Closing, the AHA Company shall deliver, or shall cause the AHA Company's custodian to deliver, to the CNI Trust two copies of a list setting forth the securities then owned by each AHA Fund. Promptly after the Closing, the AHA Company shall provide, or shall cause the AHA Company's custodian to provide, the CNI Trust a list setting forth the respective federal income tax bases of such securities.

          7. Transfer of Assets. On the Closing Date, portfolio securities or written evidence acceptable to the CNI Trust of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by the AHA Company pursuant to Rule 17f-4 and Rule
17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by each AHA Fund, or its agent, to the corresponding CNI Fund, or, at the direction of the CNI Trust, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank cashiers' checks or by bank wire or intra-bank transfer payable to the order of the appropriate CNI Fund for the account of the CNI Fund. Shares of each CNI Fund being delivered against the assets of the corresponding AHA Fund, registered in the name of the AHA Fund, shall be transferred to the AHA Fund on the Closing Date. Such shares shall thereupon be assigned by the AHA Company to the shareholders of the AHA Fund as provided in Section 5.

          If, on the Closing Date, neither the AHA Company or its agent is able to make delivery under this Section 7 of any of the portfolio securities or cash of any AHA Fund to the corresponding CNI Fund for the reason that any of such securities purchased by the AHA Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or the AHA Fund's custodian, then the delivery requirements of this Section 7 with respect to said undelivered securities or cash will be waived and the AHA Fund will deliver to the CNI Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to the CNI Trust, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by the CNI Trust.

          8. Assumption of Liabilities; Expenses. The CNI Funds shall assume all of the liabilities of the AHA Funds. The costs and expenses of the printing and mailing the proxies and proxy statements, will be borne by the AHA Company; provided, however, that any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the AHA Fund or CNI Fund issuing the document. The AHA Company and the CNI Trust will bear the cost of their respective tax opinion and trust or corporate opinion, as applicable. Any other out-of-pocket expenses of the CNI Trust and the AHA Company associated with this reorganization, including

                                            Agreement and Plan of Reorganization
                                                                    Page 4 of 12


legal, accounting and transfer agent expenses, will be borne by the AHA Company and the CNI Trust, respectively, in the amounts so incurred by each. The parties acknowledge and agree that reorganization expenses borne by the CNI Trust ultimately will be allocated to the CNI Funds, and that all reorganization expenses ultimately borne by the CNI Funds or the AHA Funds will be subject to the expense limitation agreements entered into with the investment adviser to such funds.

          9. Conditions of the CNI Trust. The obligations of the CNI Trust hereunder shall be subject to the following conditions:

              A. The Board of Directors of the AHA Company and the shareholders of each of the AHA Funds shall have approved this Agreement and the transactions contemplated hereby, and the AHA Company shall have furnished to the CNI Trust copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of the AHA Company. Such shareholder approval shall have been by the affirmative vote required by Maryland law and the AHA Company's charter documents at a meeting for which proxies have been solicited by the Prospectus and Proxy Statement (as hereinafter defined).

              B. The CNI Trust shall have received an opinion dated as of the Closing Date from Bell, Boyd & Lloyd LLC (which may rely on Maryland counsel) to the effect that:

                   1. The AHA Company is a corporation validly existing and in good standing under the laws of the State of Maryland. The AHA Company's Certificate of Incorporation provides the AHA Company with the corporate power necessary for it to own its properties and assets and to conduct its business as described in the Prospectus and Proxy Statement.

                   2. The execution, delivery and performance of this Agreement has been duly authorized by all necessary corporate action by the AHA Company on behalf of the AHA Funds. This Agreement has been duly executed and delivered by the AHA Company on behalf of the AHA Funds and constitutes a valid and binding obligation of the AHA Company, enforceable against the AHA Company in accordance with its terms (subject to appropriate limitations).

                   3. The execution and delivery of this Agreement by the AHA Company does not violate, and its performance hereunder will not result in violation of, the AHA Company's Certificate of Incorporation or Bylaws.

                   4. The AHA Company is registered with the Securities and Exchange Commission ("SEC") as an investment company under the Act.

                   5. To the knowledge of such counsel, no consent, approval, authorization or order of or filing with any federal or Maryland court or governmental authority is required for execution and delivery of this Agreement by the AHA Company and the consummation by the AHA Company of the transactions contemplated herein other than those that have been obtained under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act") and the Act, and such as may be required under state securities laws (as to which no opinion is required).

                   6. To the knowledge of such counsel, there is no action, suit or proceeding at law or in equity, or by or before any federal or state court or governmental or regulatory body or agency or arbitration board or panel pending or overtly threatened against the AHA Company or the AHA Funds or any of their assets that challenges or seeks to prohibit, restrain or enjoin the transactions

                                            Agreement and Plan of Reorganization
                                                                    Page 5 of 12


contemplated by this Agreement.

                C. The representations and warranties of the AHA Company contained herein shall be true and correct in all material respects at and as of the Closing Date, and the CNI Trust shall have been furnished with a certificate of the President, or a Vice President, or the Secretary or the Assistant Secretary or the Treasurer of the AHA Company, dated as of the Closing Date, to that effect.

                D. On the Closing Date, the AHA Company shall have furnished to the CNI Trust a certificate of the Treasurer or Assistant Treasurer of the AHA Company as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to each AHA Fund as of the Closing Date.

                E. A Registration Statement on Form N-14 filed by the CNI Trust with respect to the CNI Funds under the 1933 Act, containing the Prospectus and Proxy Statement, shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.

                F. On the Closing Date, the CNI Trust shall have received a letter of the general counsel or other senior executive officer of CCM Advisors, LLC reasonably acceptable to the CNI Trust, stating that nothing has come to his or her attention which in his or her reasonable judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of any AHA Fund arising out of litigation brought against any AHA Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of the AHA Funds delivered to the CNI Trust. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

                G. The CNI Trust shall have received an opinion, dated as of the Closing Date, of Paul, Hastings, Janofsky & Walker LLP, to the same effect as the opinion contemplated by Section 10.E. of this Agreement.

                H. The CNI Trust  shall have  received at the Closing all of the assets of the AHA Funds to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

                I. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

                J. All consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the CNI Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or any of its series.

          10. Conditions of the AHA Company. The obligations of the AHA Company hereunder shall be subject to the following conditions:

                                            Agreement and Plan of Reorganization
                                                                    Page 6 of 12


              A. The Board of Trustees of the CNI Trust shall have approved this Agreement and the transactions contemplated thereby, and the CNI Trust shall have furnished to the AHA Company copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of the CNI Trust.

              B. Each AHA Fund's shareholders shall have approved this Agreement and the transactions contemplated hereby, by the affirmative vote required by Maryland law and the AHA Company's charter documents.

              C. The AHA Company shall have received an opinion dated as of the Closing Date from Paul, Hastings, Janofsky & Walker LLP, to the effect that:

                 1. The CNI Trust is a statutory trust validly existing and in good standing under the laws of the State of Delaware. The CNI Trust's
Declaration of Trust provides the CNI Trust with the statutory trust power necessary for it to own its properties and assets and to conduct its business as described in the Prospectus and Proxy Statement.

                 2. The execution, delivery and performance of this Agreement has been duly authorized by all necessary statutory trust action by the CNI Trust on behalf of the CNI Funds. This Agreement has been duly executed and delivered by the CNI Trust on behalf of the CNI Funds and constitutes a valid and binding obligation of the CNI Trust, enforceable against the CNI Trust in accordance with its terms (subject to appropriate limitations).

                 3. The  execution  and  delivery of this  Agreement  by the CNI
Trust does not violate, and its performance hereunder will not result in violation of, the CNI Trust's Declaration of Trust or Bylaws.

                 4. The CNI Trust is registered with the SEC as an investment company under the Act. To the knowledge of such counsel, based solely on a telephone conversation with the SEC staff, the Prospectus and Proxy Statement has been declared effective by the SEC under the 1933 Act, and such counsel is not aware of any stop order suspending the effectiveness of the Prospectus and Proxy Statement and, to the knowledge of such counsel, no stop order proceedings for such purpose are pending by the SEC.

                 5. To the knowledge of such counsel, no consent, approval, authorization or order of or filing with any federal or Delaware court or governmental authority is required for execution and delivery of this Agreement by the CNI Trust and the consummation by the CNI Trust of the transactions contemplated herein other than those that have been obtained under the 1933 Act, the 1934 Act and the Act, and such as may be required under state securities laws (as to which no opinion is required).

                 6. To the knowledge of such counsel, there is no action, suit or proceeding at law or in equity, or by or before any federal or state court or governmental or regulatory body or agency or arbitration board or panel pending or overtly threatened against the CNI Trust or the CNI Funds or any of their assets that challenges or seeks to prohibit, restrain or enjoin the transactions contemplated by this Agreement.

                 7. The shares of the CNI Funds to be delivered pursuant to this Agreement are duly authorized, validly issued, fully paid and non-assessable.

                                            Agreement and Plan of Reorganization
                                                                    Page 7 of 12


              D. The representations and warranties of the CNI Trust contained herein shall be true and correct in all material respects at and as of the Closing Date, and the AHA Company shall have been furnished with a certificate of the President, a Vice President or the Secretary or the Assistant Secretary or the Treasurer of the CNI Trust to that effect dated as of the Closing Date.

              E. The AHA Company shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP to the effect that the federal tax consequences of the transaction, if carried out in the manner outlined in this Agreement and in accordance with certain representations made by or on behalf of the AHA Company, the AHA Funds, the CNI Trust or the CNI Funds, will be as follows:

                  1. The transactions contemplated by this Agreement will qualify as a "reorganization" of each AHA Fund within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

                  2. Each AHA Fund and each CNI Fund will qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

                  3. No gain or loss will be recognized by the shareholders of any AHA Fund upon the distribution of shares of beneficial interest in the corresponding CNI Fund to the shareholders of the AHA Fund pursuant to Section 354 of the Code.

                  4. Under Section 361(a) of the Code no gain or loss will be recognized by any AHA Fund by reason of the transfer of substantially all its assets in exchange for shares of the corresponding CNI Fund.

                  5. Under Section 1032 of the Code no gain or loss will be recognized by any CNI Fund by reason of the transfer of all of the corresponding AHA Fund's assets in exchange for shares of the CNI Fund and the CNI Fund's assumption of all liabilities of the AHA Fund.

                  6. Each shareholder of an AHA Fund will have the same tax basis and holding period for the shares of the corresponding CNI Fund that he or she receives as such shareholder had for the AHA Fund shares that he or she previously held, pursuant to Section 358(a) and 1223(1), respectively, of the Code.

                  7. The securities transferred by each AHA Fund to the corresponding CNI Fund will have the same tax basis and holding period in the hands of the CNI Fund as they had for the AHA Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

              F. A Registration Statement on Form N-14 filed by the CNI Trust with respect to the CNI Funds under the 1933 Act, containing the Prospectus and Proxy Statement, shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the CNI Trust or its counsel, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.

              G. On the Closing Date, the AHA Company shall have received a letter of the general counsel or other senior executive officer of City National Asset Management reasonably acceptable to the AHA Company, stating that nothing has come to his or her attention which in his or her reasonable judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of any CNI Fund arising out of litigation brought against any CNI Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or

                                            Agreement and Plan of Reorganization
                                                                    Page 8 of 12


litigation. Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

              H. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.

              I. All consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the AHA Company to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or any of its series.

              J. Prior to the Closing Date, the CNI Trust's trustees shall have authorized the issuance of, and the CNI Funds shall have issued, one share each CNI Fund to City National Asset Management or an affiliate thereof (the "Initial CNI Fund Shares") to vote on the matters referred to in paragraph 10.K.

              K. The CNI Trust (on behalf of and with respect to the CNI Funds) shall have entered into an investment advisory contract with CCM Advisors, LLC, sub-advisory agreements with the existing sub-advisors to the AHA Funds, and other agreements necessary for each CNI Fund to operate as a series of the CNI Trust. Each such contract and agreement shall have been approved by the CNI
Trust's trustees and, to the extent required by law, by (a) such of those trustees who are not "interested persons" thereof (as defined in the Act) and
(b) City National Asset Management or its affiliate, as the case may be, as the sole initial shareholder of each CNI Fund.

          11. Representations and Warranties of the AHA Company. The AHA Company hereby represents and warrants to the CNI Trust that:

              A. The audited financial statements of the AHA Funds as of June 30, 2004 and unaudited financial statements as of December 31, 2004 heretofore furnished to the CNI Trust, present fairly the financial position, results of operations, and changes in net assets of the AHA Funds as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from December 31, 2004 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of any AHA Fund, it being agreed that a decrease in the size of any AHA Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change.

              B. Contingent upon approval of this Agreement and the transactions contemplated thereby by the AHA Funds' shareholders, the AHA Company has authority to transfer all of the assets of each AHA Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

              C. The prospectus, as amended and supplemented, contained in the AHA Company's registration statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The registration statement, as amended, was, as of the date of the filing of the last post-

                                            Agreement and Plan of Reorganization
                                                                    Page 9 of 12


effective amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

              D. There is no material contingent liability of any AHA Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of the AHA Company, threatened against any AHA Fund that is not reflected in its prospectus.

              E. Except for this Agreement, there are no material contracts outstanding to which any AHA Fund is a party other than those ordinary in the conduct of its business.

              F. The AHA Company is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland; and has all necessary and material federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and the AHA Company is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect.

              G. All federal and other tax returns and reports of each AHA Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the AHA Company no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of the AHA Funds ended June 30, 2005 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due.

              H. On the Closing Date the assets received by the CNI Funds from the AHA Funds will be delivered to CNI Funds as provided in Section 1 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever and without any restriction upon the transfer thereof.

              I. The shares of the CNI Funds to be acquired by the AHA Funds pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, except in accordance with the terms of this Agreement.

              J. Each AHA Fund has (i) elected to be treated as a regulated investment company, (ii) for each fiscal year of its operations, met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and (iii) intends to meet such requirements with respect to its current taxable year.

          12. Representations and Warranties of the CNI Trust. The CNI Trust hereby represents and warrants to the AHA Company that:

              A. The prospectus, as amended and supplemented, contained in the CNI Trust's registration statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. The registration statement, as amended, was, as of the date of the filing of the last post-effective amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

                                            Agreement and Plan of Reorganization
                                                                   Page 10 of 12


              B. Except for the obligations pursuant to this Agreement, there is no material contingent liability of the CNI Trust and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of the CNI Trust, threatened against the CNI Trust that is not reflected in its prospectus.

              C. Except for this Agreement, there are no material contracts outstanding to which the CNI Trust is a party other than those ordinary in the conduct of its business;

              D. The CNI Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware; and has all necessary and material federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; the shares of the CNI Funds which it issues to the AHA Funds pursuant to this Agreement will be duly authorized, validly issued, fully-paid and non-assessable, will conform to the description thereof contained in the Prospectus and Proxy Statement and will be duly registered under the 1933 Act and in the states where registration is required; and the CNI Trust is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect.

              E. Each CNI Fund (i) expects to be treated as a regulated investment company and (ii) intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company with respect to its current taxable year.

              F. No CNI Fund has any plan or intention (i) to dispose of any of the assets transferred by the corresponding AHA Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the shares issued by it in the reorganization other than pursuant to valid requests of shareholders.

              G. After consummation of the transactions contemplated by this Agreement, the CNI Trust intends to operate the CNI Funds in a manner substantially unchanged from how the AHA Funds currently operate.

              H. If the reorganization becomes effective, each CNI Fund will treat each shareholder of the corresponding AHA Fund who received any of the CNI Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of the CNI Fund for the purpose of making additional investments in shares of the CNI Fund, regardless of the value of the shares of the CNI Fund received.

              I. Before the Valuation Date, the CNI Funds will be duly established and designated series of the CNI Trust; the CNI Funds have not commenced operations and will not do so until after the Closing Date; and before the Valuation Date there will be no issued and outstanding shares in the CNI Funds or any other securities issued by any CNI Fund, except for the Initial CNI Fund Shares.

              J. The shares of the CNI Funds to be issued and delivered to the AHA Funds hereunder, at the Closing Date, will have been registered under the 1933 Act, will have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of the CNI Funds, fully paid and non-assessable by the CNI Trust.

              K. The  audited  financial  statements  of each  series of the CNI
Trust (other than the CNI Funds) as of September 30, 2004 heretofore furnished to the AHA Company, present fairly the financial position, results of operations, and changes in net assets of each such series of the CNI Trust

                                            Agreement and Plan of Reorganization
                                                                   Page 11 of 12


as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from September 30, 2004 through the date hereof there have not been, and through the Closing Date there will not be, any material adverse change in the business or financial condition of any such series of the CNI Trust, it being agreed that a decrease in the size of any such series of the CNI Trust due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change.

              L. All federal and other tax returns and reports of each series of the CNI Trust (other than the CNI Funds) required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of the CNI Trust no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of each such series of the CNI Trust ended September 30, 2005 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due.

              13. Representations and Warranties of the CNI Trust and the AHA Company. Each party hereby represents to the other that (i) no broker or finder has been employed by it with respect to this Agreement or the transactions contemplated hereby, (ii) the information concerning it in the Prospectus and Proxy Statement will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements
concerning  it  therein  not  misleading  and  that  the  financial   statements
concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year, (iii) this Agreement is valid, binding and enforceable in accordance with its terms (subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and the court decisions with respect thereto) and the execution, delivery and performance of this Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party, (iv) no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business, (v) it knows of no facts which might form the basis for the institution of such proceedings, and (vi) it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

              14. Preparation of Prospectus and Proxy Statement. The CNI Trust agrees that it will prepare and file a registration statement with respect to the CNI Funds on Form N-14 under the 1933 Act which shall contain a preliminary form of prospectus and proxy statement contemplated by Rule 145 under the 1933 Act. The final form of such prospectus and proxy statement is referred to in this Agreement as the "Prospectus and Proxy Statement." Each party agrees that it will use its best efforts to have such registration statement declared effective and to supply such information concerning itself for inclusion in the Prospectus and Proxy Statement as may be necessary or desirable in this connection.

              15. Termination. The obligations of the parties shall be subject to the right of either party to abandon and terminate this Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement.

                                            Agreement and Plan of Reorganization
                                                                   Page 12 of 12


              16. Choice of Law. This Agreement will be governed by, and construed in accordance with, the internal laws (and not the law of conflicts of law) of the State of California.

              17. Counterparts. This Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement. The rights and obligations of each party pursuant to this Agreement shall not be assignable.

              18. Integration; Amendment. All prior or contemporaneous agreements and representations are merged into this Agreement, which constitutes the entire contract between the parties hereto. No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

                                            Agreement and Plan of Reorganization
                                                                   Page 13 of 12


          IN WITNESS WHEREOF, each of the parties has caused this Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                               AHA INVESTMENT FUNDS, INC., on
                                               behalf of each of the AHA Funds


                                               By: /s/ ________________________
                                                       [name]
                                                       [title]


                                               CNI  CHARTER  FUNDS, on  behalf
                                               of  each of the CNI Funds


                                               By: /s/ ________________________
                                                       [name]
                                                       [title]

                                                                     Exhibit (b)


                    [PAUL, HASTINGS, JANOFSKY & WALKER LLP]



_______ __, 2005                                                     27244.00008


AHA Investment Funds, Inc.
190 South LaSalle Street, Suite 2800
Chicago, Illinois  60603

CNI Charter Funds
_________________
_________________

Re:      Reorganization of:       (1)  AHA Limited Maturity Fixed Income Fund;
                                  (2)  AHA Full Maturity Fixed Income Fund;
                                  (3)  AHA Balanced Fund;
                                  (4)  AHA Diversified Equity Fund;
                                  (5)  AHA International Core Equity Fund;
                                  (6)  AHA Socially Responsible Equity Fund; and
                                  (7)  AHA U.S. Government Money Market Fund

Ladies and Gentlemen:

You have requested our opinion with respect to certain federal income tax matters in connection with each of the following reorganizations: (i) by and between AHA Limited Maturity Fixed Income Fund (the "Old Limited Maturity Fixed Income Fund"), a series fund of AHA Investment Funds, Inc., a Maryland corporation ("AHA"), and CNI Limited Maturity Fixed Income Fund (the "New Limited Maturity Fixed Income Fund"), a series fund of CNI Charter Funds, a Delaware statutory trust ("CNI"); (ii) by and between AHA Full Maturity Fixed Income Fund (the "Old Full Maturity Fixed Income Fund"), a series fund of AHA, and CNI Full Maturity Fixed Income Fund (the "New Full Maturity Fixed Income Fund"), a series fund of CNI; (iii) by and between AHA Short-Term Government Securities Fund (the "Old Balanced Fund"), a series fund of AHA, and CNI Balanced Fund (the "New Balanced Fund"), a series fund of CNI; (iv) by and between AHA Diversified Equity Fund (the "Old Diversified Equity Fund"), a series fund of AHA, and CNI Diversified Equity Fund (the "New Diversified Equity Fund"), a series fund of CNI; (v) by and between AHA International Core Equity Fund (the "Old International Core Equity Fund"), a series fund of AHA, and CNI International Core Equity Fund (the "New International Core Equity Fund"), a series fund of CNI; (vi) by and between AHA Socially Responsible Equity Fund (the "Old Socially Responsible Equity Fund"), a series fund of AHA, and CNI Socially Responsible Equity Fund (the "New Socially Responsible Equity Fund"), a series fund of CNI; and (vii) by and between AHA U.S. Government Money Market
Fund (the "Old U.S. Government Money Market Fund" and together with the Old Limited Maturity Fixed Income Fund, the Old Full Maturity Fixed Income Fund, the

----------------
As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.

_____________ ___, 2005
Page 2


Old Balanced Fund, the Old Diversified Equity Fund, the Old International Core Equity Fund and the Old Socially Responsible Equity Fund, the "Old Funds"), a series fund of AHA, and CNI U.S. Government Money Market Fund (the "New U.S. Government Money Market Fund" and together with the New Limited Maturity Fixed Income Fund, the New Full Maturity Fixed Income Fund, the New Balanced Fund, the New Diversified Equity Fund, the New International Core Equity Fund and the New Socially Responsible Equity Fund, the "New Funds"), a series fund of CNI. This opinion is rendered in connection with the transactions described in the Agreement and Plan of Reorganization dated as of _______ __, 2005 (the "Reorganization Agreement"), executed by AHA for itself and on behalf of the Old Funds and by CNI for itself and on behalf of the New Funds, and adopts the applicable defined terms therein.

This letter and the opinion expressed herein are for delivery to AHA, the Old Funds, CNI and the New Funds and may be relied upon only by AHA, the Old Funds, CNI, the New Funds and their shareholders. This opinion also may be disclosed by AHA, the Old Funds, CNI or the New Funds or any of their shareholders in connection with an audit or other administrative proceeding before the Internal Revenue Service (the "Service") affecting AHA, the Old Funds, CNI or the New Funds or any of their shareholders or in connection with any judicial proceeding relating to the federal tax liability of AHA, the Old Funds, CNI or the New Funds or any of their shareholders.

For purposes of this opinion we have assumed the truth and accuracy of the following facts:

AHA was duly created pursuant to its Certificate of Incorporation on _______ __, ____, for the purpose of acting as a management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is validly existing under the laws of Maryland. AHA is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act.

Each Old Fund is a series fund of AHA duly established under the laws of the State of Maryland and is validly existing under the laws of that State. Each Old Fund has an authorized capital of an unlimited number of shares and each outstanding share of each Old Fund is fully transferable and has full voting rights.

CNI was duly created pursuant to its Agreement and Declaration of Trust dated _____ __, ___, for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware. CNI is registered as an investment company classified as a diversified, open-end management company, under the 1940 Act.

Each New Fund is a series fund of CNI duly established under the laws of the State of Delaware and is validly existing under the laws of that State. Each New Fund has an

_____________ ___, 2005
Page 3



authorized capital of an unlimited number of shares and each outstanding share of each New Fund is fully transferable and has full voting rights.

For what has been represented as valid business purposes, the following transactions (the "Transactions") will take place in accordance with the laws of the State of Delaware and pursuant to the Reorganization Agreement:

         (a) On the date of the closing (the "Closing Date"), each Old Fund will transfer substantially all of its assets to the corresponding New Fund. Solely in exchange therefor, such New Fund will assume all of the liabilities of such Old Fund and deliver to such Old Fund a number of voting shares of such New Fund that represents all of the aggregate voting shares of such New Fund.

         (b) Each Old Fund will then liquidate and distribute all of the shares of the corresponding New Fund to the shareholders of such Old Fund in proportion to their respective interests in such Old Fund in exchange for their shares in such Old Fund.

         (c) Each Old Fund will then wind up and dissolve as soon as practicable thereafter, and its legal existence will be terminated.

In rendering the opinion set forth below, we have examined and relied upon the following, assuming the truth and accuracy of any statements contained therein:

         (1) the Reorganization Agreement; and

         (2) such other documents, records and instruments as we have deemed necessary in order to enable us to render the opinion referred to in this letter.

In addition, for purposes of rendering the opinion set forth below, relied upon the following representations by the New Funds and the Old Funds, as applicable:

         (A) In the normal course of business, each Old Fund prior to the Transactions, and each New Fund following the Transactions, are likely to: (i) redeem shares or beneficial interests; (ii) issue shares or beneficial interests; and (iii) buy or sell assets depending on market conditions and changes in the number of shares outstanding. None of such changes, if any, in outstanding shares or beneficial interests or in assets held will be related to the Transactions. Any such change in assets or in shares or beneficial interests outstanding will be motivated by reasons separate and independent from the reasons motivating the Transactions.

         (B) There is no plan or intention by any New Fund or any person related to any New Fund, as defined in Section 1.368-1(e)(3) of the Treasury Regulations, to acquire or redeem any of the shares of a New Fund issued in a Transaction either directly or through

_____________ ___, 2005
Page 4


any transaction, agreement or arrangement with any other person; provided, however, that certain redemptions will occur in the ordinary course of each New Fund's business as an open-end investment company, as required by Section 22(e) of the 1940 Act. For this purpose, Section 1.368-1(e)(3) of the Treasury Regulations generally provides that two corporations are related (i) if they are members of the same affiliated group (i.e., one or more chains of corporations connected through stock ownership with a common parent corporation where: (x) stock with at least eighty percent (80%) of the total voting power and value of each corporation in the chain is owned directly by one or more of the other corporations in the chain; and (y) the common parent owns directly stock with at least eighty percent (80%) of the voting power and value of at least one of the corporations in the chain for consolidated return purposes) or (ii) if one corporation owns stock possessing at least fifty percent (50%) or more of the voting power or value of the other corporation.

         (C) During the five-year period ending on the date of the Transactions, neither any Old Fund nor any person related to any Old Fund, as defined in
Section 1.368-1(e)(3) of the Treasury Regulations, will have directly or through any transaction, agreement or arrangement with any other person, (i) acquired shares of any Old Fund with consideration other than shares of the corresponding New Fund or such Old Fund, or (ii) redeemed or made distributions with respect to the shares of such Old Fund; provided, however, that certain acquisitions and redemptions have occurred in the ordinary course of each Old Fund's business as an open-end investment company as required by Section 22(e) of the 1940 Act and were made in the ordinary course of such Old Fund's business as a qualified regulated investment company.

         (D) The fair market value of the shares received by each shareholder of each Old Fund will be approximately equal to the fair market value of the shares of the Old Fund surrendered in the applicable Transaction. No shareholder of an Old Fund will receive consideration other than shares of the corresponding New Fund.

         (E) To the best knowledge of each Old Fund, there is no plan or intention on the part of the shareholders of such Old Fund to sell, exchange or otherwise dispose of any of the shares received in the applicable Transaction, except for the sales, exchanges or dispositions to be made in the ordinary course of the corresponding New Fund's business as a regulated investment company.

         (F) Immediately following the Transactions, the shareholders of each Old Fund will own all of the shares of the corresponding New Fund and will own such shares solely by reason of their ownership of shares of such Old Fund immediately prior to the Transactions.

         (G) No New Fund has any plan or intention to issue additional shares of its stock following the Transactions, except in connection with its legal obligations under the 1940

_____________ ___, 2005
Page 5



Act or in the ordinary course of such New Fund's business as a qualified regulated investment company.

     (H) Immediately following the Transactions, each New Fund will possess the same assets and liabilities (other than assets used to pay the expenses of the applicable Transaction) as those possessed by the corresponding Old Fund immediately prior to the applicable Transaction. Assets used to pay the expenses of the applicable Transaction and all redemptions and distributions (except for regular, normal redemptions made, and dividends paid, by an Old Fund pursuant to its legal obligations under the 1940 Act) made by an Old Fund immediately prior to the applicable Transaction, will, in the aggregate, constitute less than one percent (1%) of the net assets of such Old Fund.

     (I) At the time of the Transactions, the Old Funds will not have any outstanding warrants, options, convertibles securities or any other type of right pursuant to which any person could acquire stock in the Old Funds.

     (J) No New Fund has a plan or intention to reacquire any shares issued in the Transactions except in connection with its legal obligations under the 1940 Act.

     (K) No New Fund has a plan or intention to sell or otherwise dispose of any of the assets of any Old Fund acquired in the Transactions, except for dispositions made in the ordinary course of its business as a regulated investment company.

     (L) The liabilities of each Old Fund assumed by the corresponding New Fund plus the liabilities, if any, to which the transferred assets are subject were incurred by such Old Fund in the ordinary course of its business and are associated with the assets transferred.

     (M) No Old Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

     (N) The investment advisors to the Old Funds and the New Funds will pay or assume only those expenses of the Old Funds and the New Funds that are solely and directly related to the Transactions in accordance with the guidelines established in Revenue Ruling 73-54, 1973-1 C.B. 187 (such as legal and accounting expenses, appraisal fees, administrative costs, security underwriting and registration fees and expenses, and transfer agents' fees and expenses). Otherwise, the Old Funds and the New Funds will pay their respective expenses, if any, incurred in connection with the Transactions.

     (O) During the period from its inception until the Transactions, no New Fund will have ever had an operating business.

_____________ ___, 2005
Page 6


     (P) The purpose and effect of the Transactions is to change the form of organization of each Old Fund to a series of CNI. As set forth in the Reorganization Agreement, it is anticipated that the Transactions will provide long-term benefits to the shareholders of the Old Funds.

     (Q) Following the Transactions, each New Fund will continue the historic business of the corresponding Old Fund (and maintain the investment objectives of such Old Fund), or use a significant portion of such Old Fund's historic business assets in a business.

     (R) Each Old Fund (i) has elected to be taxed as a regulated investment company under Code Section 851, (ii) meets the requirements of a regulated investment company within the meaning of Code Section 368(a)(2)(F), (iii) has filed in each taxable year of its existence an IRS Form 1120-RIC tax return as a regulated investment company under the Code and (iv) for all of its taxable periods, to the best of its knowledge, has qualified for the special tax treatment afforded regulated investment companies under the Code.

     (S) After the Transaction, each New Fund intends to elect to be taxed as a regulated investment company under Code Section 851 and to meet the requirements of a regulated investment company within the meaning of Code Section 368(a)(2)(F).

     (T) Each Old Fund is treated as a separate corporation from each other and any other series fund of AHA under Code Section 851(g)(1).

Our opinion set forth in this letter is based upon the Code, regulations of the Treasury Department, published administrative announcements and rulings of the Service and court decisions, all as of the date of this letter. Based on the foregoing facts and representations, and provided that the Transactions will take place in accordance with the terms of the Reorganization Agreement, and further provided that each Old Fund distributes the shares of the corresponding New Fund received in the Transactions as soon as practicable, we are of the opinion that:

     (a) The transfer of all of each Old Fund's assets to the corresponding New Fund in exchange for all of the outstanding shares of such New Fund (for each Transaction, the "New Shares") and the assumption of such Old Fund's liabilities, and the distribution of the New Shares to such Old Fund shareholders in liquidation of such Old Fund, will constitute a "reorganization" (the "Reorganization") within the meaning of Code Section 368(a)(1)(F);

     (b) Each Old Fund and the corresponding New Fund will be a party to the applicable Reorganization for the applicable Transaction within the meaning of Code Section 368(b);

_____________ ___, 2005
Page 7


     (c) No gain or loss will be recognized by any New Fund upon the receipt of the assets of the corresponding Old Fund solely in exchange for the New Shares and the assumption by such New Fund of such Old Fund's liabilities;

     (d) No gain or loss will be recognized by any Old Fund upon the transfer of its assets to the corresponding New Fund in exchange for the New Shares and the assumption by such New Fund of such Old Fund's liabilities;

     (e) No gain or loss will be recognized by an Old Fund upon the distribution of the New Shares to its shareholders;

     (f) No gain or loss will be recognized by any shareholders of an Old Fund upon the exchange of their shares of such Old Fund or the receipt of New Shares;

     (g) The adjusted tax basis of the New Shares received by each shareholder of each Old Fund pursuant to a Reorganization will be the same as the adjusted tax basis of the shares of such Old Fund held by that shareholder immediately prior to such Reorganization;

     (h) The adjusted tax bases of the assets of each Old Fund acquired by the corresponding New Fund will be the same as the adjusted tax bases of such assets to such Old Fund immediately prior to the applicable Reorganization;

     (i) The holding period of the New Shares to be received by each shareholder of an Old Fund will include the period during which the Old Fund shares exchanged therefor were held by such shareholder, provided that such Old Fund shares were held as capital assets on the date of the exchange;

     (j) The holding period of the assets of each Old Fund acquired by the corresponding New Fund will include the period during which those assets were held by such Old Fund; and

     (k) Each of the New Funds will succeed to and take into account those tax attributes of the corresponding Old Fund that are described in Code Section 381(c).

The opinion set forth above represents our conclusions as to the application of federal income tax law existing as of the date of this letter to the Transactions described above, and we can give no assurance that legislative enactments, administrative changes or court decisions may not be forthcoming that would require modifications or revocations of our opinion expressed herein. Moreover, there can be no assurance that positions contrary to our opinion will not be taken by the Service, or that a court considering the issues would not hold contrary to such opinion. Further, the opinion set forth above represents our conclusions based upon the documents and facts referred to above. Any material amendments to such documents or changes in any significant facts would affect the opinion referred to herein. Although we have

_____________ ___, 2005
Page 8


made such inquiries and performed such investigation as we have deemed necessary to fulfill our professional responsibilities, we have not undertaken an independent investigation of the facts referred to in this letter.

We express no opinion as to any federal income tax issue or other matter except those set forth above.

Very truly yours,



PAUL, HASTINGS, JANOFSKY & WALKER LLP

                                                                     Exhibit (c)


                                POWER OF ATTORNEY
                                       FOR
                       SECURITIES AND EXCHANGE COMMISSION
                               AND RELATED FILINGS
                        --------------------------------

            Each of the undersigned Trustees and Officers of CNI CHARTER FUNDS (the "Trust") hereby appoints JOHN MUNCH and VERNON KOZLEN (with full power to each of them to act alone), his or her attorney-in-fact and agent, in all capacities, to execute and to file any documents relating to the Registration Statement of the Trust on Forms N-1A and N-14 under the Investment Company Act of 1940, under the Securities Act of 1933, and under the laws of all states and other domestic and foreign jurisdictions, including any and all amendments thereto, covering the registration statement and the sale of shares by the Trust, including all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority, including applications for exemptive orders rulings or filings of proxy materials. Each of the undersigned grants to each of said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

            Each undersigned Trustee and Officer hereby executes this Power of Attorney as of this 20th day of February, 2003.



/s/ Irwin G. Barnet
----------------------------------
Irwin G. Barnet
Trustee



/s/ Victor Meschures
----------------------------------
Victor Meschures
Trustee



/s/ William R. Sweet
----------------------------------
William R. Sweet
Trustee



/s/ James R. Wolford
----------------------------------
James R. Wolford
Trustee

                                                                       Exhibit D


                                   PROXY CARD

                           AHA INVESTMENT FUNDS, INC.
                       LIMITED MATURITY FIXED INCOME FUND

This proxy is solicited by the Board of Directors of AHA Investment Funds, Inc. (the "Company") for use at a special meeting of shareholders of each of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund to be held on September 15, 2005.

The undersigned hereby appoints Michael Woodard and Timothy Solberg, and each of them, as attorneys and proxies of the undersigned, with the power of substitution and resubstitution, to attend, and to vote all shares of the Limited Maturity Fixed Income Fund (the "Fund") at the above-referenced meeting of shareholders and any adjournment or adjournments thereof, and to vote all shares of the Fund that the undersigned may be entitled to vote with respect to the following proposals in accordance with the specifications indicated, if any, and with all the powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting. The undersigned hereby acknowledges receipt of the notice of special meeting of shareholders of the Fund and the combined proxy statement and prospectus dated July __, 2005.

Note: Please sign exactly as name(s) appear(s) hereon. Corporate or partnership proxies should be signed in full corporate or partnership name by an authorized officer. Each joint owner should sign personally. When signing as a fiduciary, please give full title as such.



________________________________________  _____________________________________
Signature                                 Signature of joint owner, if any

_____________________________, 2005
Date
                           VOTE THIS PROXY CARD TODAY!

This proxy will be voted as specified below with respect to the action to be taken on each of the following proposals. In the absence of any specification, this proxy will be voted in favor of each proposal. The Board of Directors recommends that you vote FOR each of the proposals below.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.
Example: [X]

1. To reorganize the Limited Maturity Fixed Income Fund into a corresponding newly organized series of CNI Charter Funds and the subsequent dissolution of AHA Investment Funds, Inc.

     FOR              AGAINST             ABSTAIN

    /  /             /  /                /  /

2. In their discretion, on any other matter that may properly come before the meeting.

                     PLEASE MARK, SIGN, DATE AND RETURN THIS
                       PROXY CARD PROMPTLY IN THE ENCLOSED
                POSTAGE-PAID ENVELOPE OR BY FAX TO 312-444-6205.

                                   PROXY CARD

                           AHA INVESTMENT FUNDS, INC.
                         FULL MATURITY FIXED INCOME FUND

This proxy is solicited by the Board of Directors of AHA Investment Funds, Inc. (the "Company") for use at a special meeting of shareholders of each of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund to be held on September 15, 2005.

The undersigned hereby appoints Michael Woodard and Timothy Solberg, and each of them, as attorneys and proxies of the undersigned, with the power of substitution and resubstitution, to attend, and to vote all shares of the Full Maturity Fixed Income Fund (the "Fund") at the above-referenced meeting of shareholders and any adjournment or adjournments thereof, and to vote all shares of the Fund that the undersigned may be entitled to vote with respect to the following proposals in accordance with the specifications indicated, if any, and with all the powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting. The undersigned hereby acknowledges receipt of the notice of special meeting of shareholders of the Fund and the combined proxy statement and prospectus dated July __, 2005.

Note: Please sign exactly as name(s) appear(s) hereon. Corporate or partnership proxies should be signed in full corporate or partnership name by an authorized officer. Each joint owner should sign personally. When signing as a fiduciary, please give full title as such.



________________________________________  _____________________________________
Signature                                 Signature of joint owner, if any

_____________________________, 2005
Date
                           VOTE THIS PROXY CARD TODAY!

This proxy will be voted as specified below with respect to the action to be taken on each of the following proposals. In the absence of any specification, this proxy will be voted in favor of each proposal. The Board of Directors recommends that you vote FOR each of the proposals below.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.
Example: [X]

1. To reorganize the Full Maturity Fixed Income Fund into a corresponding newly organized series of CNI Charter Funds and the subsequent dissolution of AHA Investment Funds, Inc.

     FOR              AGAINST             ABSTAIN

    /  /             /  /                /  /

2. In their discretion, on any other matter that may properly come before the meeting.

                     PLEASE MARK, SIGN, DATE AND RETURN THIS
                       PROXY CARD PROMPTLY IN THE ENCLOSED
                POSTAGE-PAID ENVELOPE OR BY FAX TO 312-444-6205.

                                   PROXY CARD

                           AHA INVESTMENT FUNDS, INC.
                                  BALANCED FUND

This proxy is solicited by the Board of Directors of AHA Investment Funds, Inc. (the "Company") for use at a special meeting of shareholders of each of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund to be held on September 15, 2005.

The undersigned hereby appoints Michael Woodard and Timothy Solberg, and each of them, as attorneys and proxies of the undersigned, with the power of substitution and resubstitution, to attend, and to vote all shares of the Balanced Fund (the "Fund") at the above-referenced meeting of shareholders and any adjournment or adjournments thereof, and to vote all shares of the Fund that the undersigned may be entitled to vote with respect to the following proposals in accordance with the specifications indicated, if any, and with all the powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting. The undersigned hereby acknowledges receipt of the notice of special meeting of shareholders of the Fund and the combined proxy statement and prospectus dated July __, 2005.

Note: Please sign exactly as name(s) appear(s) hereon. Corporate or partnership proxies should be signed in full corporate or partnership name by an authorized officer. Each joint owner should sign personally. When signing as a fiduciary, please give full title as such.



________________________________________  _____________________________________
Signature                                 Signature of joint owner, if any

_____________________________, 2005
Date
                           VOTE THIS PROXY CARD TODAY!

This proxy will be voted as specified below with respect to the action to be taken on each of the following proposals. In the absence of any specification, this proxy will be voted in favor of each proposal. The Board of Directors recommends that you vote FOR each of the proposals below.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.
Example: [X]

1. To reorganize the Balanced Fund into a corresponding newly organized series of CNI Charter Funds and the subsequent dissolution of AHA Investment Funds, Inc.

     FOR              AGAINST             ABSTAIN

    /  /             /  /                /  /

2. In their discretion, on any other matter that may properly come before the meeting.

                     PLEASE MARK, SIGN, DATE AND RETURN THIS
                       PROXY CARD PROMPTLY IN THE ENCLOSED
                POSTAGE-PAID ENVELOPE OR BY FAX TO 312-444-6205.

                                   PROXY CARD

                           AHA INVESTMENT FUNDS, INC.
                             DIVERSIFIED EQUITY FUND

This proxy is solicited by the Board of Directors of AHA Investment Funds, Inc. (the "Company") for use at a special meeting of shareholders of each of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund to be held on September 15, 2005.

The undersigned hereby appoints Michael Woodard and Timothy Solberg, and each of them, as attorneys and proxies of the undersigned, with the power of substitution and resubstitution, to attend, and to vote all shares of the Diversified Equity Fund (the "Fund") at the above-referenced meeting of shareholders and any adjournment or adjournments thereof, and to vote all shares of the Fund that the undersigned may be entitled to vote with respect to the following proposals in accordance with the specifications indicated, if any, and with all the powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting. The undersigned hereby acknowledges receipt of the notice of special meeting of shareholders of the Fund and the combined proxy statement and prospectus dated July __, 2005.

Note: Please sign exactly as name(s) appear(s) hereon. Corporate or partnership proxies should be signed in full corporate or partnership name by an authorized officer. Each joint owner should sign personally. When signing as a fiduciary, please give full title as such.



________________________________________  _____________________________________
Signature                                 Signature of joint owner, if any

_____________________________, 2005
Date
                           VOTE THIS PROXY CARD TODAY!

This proxy will be voted as specified below with respect to the action to be taken on each of the following proposals. In the absence of any specification, this proxy will be voted in favor of each proposal. The Board of Directors recommends that you vote FOR each of the proposals below.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.
Example: [X]

1. To reorganize the Diversified Equity Fund into a corresponding newly organized series of CNI Charter Funds and the subsequent dissolution of AHA Investment Funds, Inc.

     FOR              AGAINST             ABSTAIN

    /  /             /  /                /  /

2. In their discretion, on any other matter that may properly come before the meeting.

                     PLEASE MARK, SIGN, DATE AND RETURN THIS
                       PROXY CARD PROMPTLY IN THE ENCLOSED
                POSTAGE-PAID ENVELOPE OR BY FAX TO 312-444-6205.

                                   PROXY CARD

                           AHA INVESTMENT FUNDS, INC.
                        SOCIALLY RESPONSIBLE EQUITY FUND

This proxy is solicited by the Board of Directors of AHA Investment Funds, Inc. (the "Company") for use at a special meeting of shareholders of each of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund, Balanced Fund, Diversified Equity Fund and Socially Responsible Equity Fund to be held on September 15, 2005.

The undersigned hereby appoints Michael Woodard and Timothy Solberg, and each of them, as attorneys and proxies of the undersigned, with the power of substitution and resubstitution, to attend, and to vote all shares of the Socially Responsible Equity Fund (the "Fund") at the above-referenced meeting of shareholders and any adjournment or adjournments thereof, and to vote all shares of the Fund that the undersigned may be entitled to vote with respect to the following proposals in accordance with the specifications indicated, if any, and with all the powers which the undersigned would possess if personally present, hereby revoking any prior proxy to vote at such meeting. The undersigned hereby acknowledges receipt of the notice of special meeting of shareholders of the Fund and the combined proxy statement and prospectus dated July __, 2005.

Note: Please sign exactly as name(s) appear(s) hereon. Corporate or partnership proxies should be signed in full corporate or partnership name by an authorized officer. Each joint owner should sign personally. When signing as a fiduciary, please give full title as such.



________________________________________  _____________________________________
Signature                                 Signature of joint owner, if any

_____________________________, 2005
Date


                           VOTE THIS PROXY CARD TODAY!

This proxy will be voted as specified below with respect to the action to be taken on each of the following proposals. In the absence of any specification, this proxy will be voted in favor of each proposal. The Board of Directors recommends that you vote FOR each of the proposals below.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.
Example: [X]

1. To reorganize the Socially Responsible Equity Fund into a corresponding newly organized series of CNI Charter Funds and the subsequent dissolution of AHA Investment Funds, Inc.

     FOR              AGAINST             ABSTAIN

    /  /             /  /                /  /

2. In their discretion, on any other matter that may properly come before the meeting.

                     PLEASE MARK, SIGN, DATE AND RETURN THIS
                       PROXY CARD PROMPTLY IN THE ENCLOSED
                POSTAGE-PAID ENVELOPE OR BY FAX TO 312-444-6205.